UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Market Vectors ETF Trust
666 Third Avenue
New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

BDC INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Investment Companies: 97.8%
612,320	American Capital Ltd. *	$8,027,515
541,160	Apollo Investment Corp. †	3,712,358
761,126	Ares Capital Corp.	12,246,517
299,198	BlackRock Kelso Capital Corp.	2,827,421
547,925	Fifth Street Finance Corp.	3,424,531
585,006	FS Investment Corp. †	5,931,961
79,481	Gladstone Capital Corp. †	627,900
102,954	Gladstone Investment Corp.	823,632
120,514	Goldman Sachs BDC, Inc.	2,838,105
188,578	Golub Capital BDC, Inc. †	3,073,821
91,369	Harris & Harris Group, Inc. *	222,027
290,431	Hercules Technology Growth Capital, Inc.	3,247,019
39,558	Horizon Technology Finance Corp. †	412,194
147,550	KCAP Financial, Inc.	762,833
134,078	Main Street Capital Corp.	4,074,630
139,442	MCG Capital Corp.	610,756
86,125	Medallion Financial Corp. †	678,665
79,940	MVC Capital, Inc.	782,613
190,549	New Mountain Finance Corp. †	2,764,866
81,394	OHA Investment Corp.	423,249
300,466	PennantPark Investment Corp.	2,379,691
868,404	Prospect Capital Corp. †	6,191,720
118,940	Solar Capital Ltd.	2,113,564
35,994	Solar Senior Capital Ltd.	546,029
162,595	TCP Capital Corp. †	2,473,070
135,663	THL Credit, Inc.	1,623,886
240,027	TICC Capital Corp. †	1,509,770
132,946	Triangle Capital Corp. †	2,890,246
		77,240,589
Investment Management/Advisory Services: 2.5%
231,704	Medley Capital Corp. †	2,015,825
Total Common Stocks (Cost: $89,375,961)		79,256,414
MONEY MARKET FUND: 0.1% (Cost: $47,500)
47,500	Dreyfus Government Cash Management Fund	47,500

Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $89,423,461)		79,303,914

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 11.1%
Repurchase Agreements: 11.1%
$439,789	Repurchase agreement dated 7/31/15 with Barclays Capital, 0.15%, due 8/3/15, proceeds $439,794; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 8/15/15 to 11/15/44, valued at $448,585 including accrued interest)	439,789
2,089,167	Repurchase agreement dated 7/31/15 with Citigroup Global Markets, Inc., 0.16%, due 8/3/15, proceeds $2,089,195; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 4/30/16 to 9/1/47, valued at $2,130,950 including accrued interest)	2,089,167
2,089,167	Repurchase agreement dated 7/31/15 with HSBC Securities USA, Inc., 0.14%, due 8/3/15, proceeds $2,089,191; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 8/1/22 to 8/1/48, valued at $2,130,952 including accrued interest)	2,089,167
2,089,167	Repurchase agreement dated 7/31/15 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.15%, due 8/3/15, proceeds $2,089,193; (collateralized by various U.S. government and agency obligations, 2.38% to 4.66%, due 10/20/16 to 7/20/62, valued at $2,130,950 including accrued interest)	2,089,167
2,089,167	Repurchase agreement dated 7/31/15 with Mizuho Securities USA, Inc., 0.19%, due 8/3/15, proceeds $2,089,200; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 6/13/16 to 7/1/43, valued at $2,130,950 including accrued interest)	2,089,167
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $8,796,457)		8,796,457
Total Investments: 111.5% (Cost: $98,219,918)		88,100,371
Liabilities in excess of other assets: (11.5)%		(9,085,037)
NET ASSETS: 100.0%		$79,015,334

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,517,507.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	99.9%	$79,256,414
Money Market Fund	0.1	47,500
	100.0%	$79,303,914

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$79,256,414	$—	$—	$79,256,414
Money Market Fund	47,500	—	—	47,500
Repurchase Agreements	—	8,796,457	—	8,796,457
Total	$79,303,914	$8,796,457	$—	$88,100,371

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended July 31, 2015.

See Notes to Schedules of Investments

CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 72.1%
Basic Materials: 3.6%
CNY	3,500,000	Hebei Iron & Steel Co. Ltd. 5.16%, 03/27/18	$582,553
	3,000,000	Shandong Gold Mining Co. Ltd. 5.16%, 09/03/16 (p)	502,066
			1,084,619
Consumer, Cyclical: 6.0%
	3,838,000	Chongqing Changan Automobile Co. Ltd. 5.30%, 04/23/17	638,929
	7,000,000	Suning Commerce Group Co. Ltd. 5.20%, 12/14/17	1,158,732
			1,797,661
Consumer, Non-cyclical: 2.3%
	3,000,000	Jiangsu Communications Holding Co. Ltd. 4.51%, 12/12/17	491,811
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	187,218
			679,029
Diversified: 5.3%
	1,500,000	Chuzhou City Construction Investment Co. Ltd. 7.85%, 11/30/16 (p)	249,843
	4,887,000	Legend Holdings Corp. 5.80%, 10/31/16 (p)	824,983
	3,000,000	Xiamen C&D Corp. Ltd. 7.30%, 10/28/16 (p)	533,777
			1,608,603
Energy: 6.2%
	4,000,000	China Longyuan Power Group Corp. Ltd. 4.80%, 02/09/17	655,582
	2,680,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	447,749
	500,000	China Three Gorges Corp. 4.15%, 05/11/26	78,883
	4,000,000	Offshore Oil Engineering Co. Ltd. 5.77%, 11/09/17	672,202
			1,854,416
Financial: 28.1%
	36,570,000	China Development Bank Corp. 5.84%, 01/03/19	6,426,266
	1,959,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	325,033
	5,600,800	Chongqing Land Properties Co. Group 7.35%, 04/25/19	969,869
	4,500,000	Guangzhou Yue Xiu Holdings Ltd. 5.20%, 02/28/18 (p)	753,407
			8,474,575
Industrial: 11.5%
	500,000	China First Heavy Industries 5.10%, 09/03/17	82,224
	587,000	China Railway Corp. 4.63%, 08/25/21	96,034
	1,431,000	China Railway Group Ltd. 4.88%, 01/27/20	237,558
	2,000,000	CSR Corp. Ltd. 4.70%, 04/22/18	329,802
	500,000	Hubei Provincial Communications Investment Co. Ltd. 6.68%, 03/27/19 (p)	90,692
	567,000	Hunan Provincial Expressway Construction Group 5.25%, 04/08/20	95,509
		Power Construction Corp. of China Ltd.
	3,000,000	5.20%, 10/29/22	503,776
	2,000,000	5.70%, 04/23/19	338,895
	2,000,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23	337,312
	5,109,000	Wuhan Metro Group Co. Ltd. 8.50%, 10/29/18	935,018
	2,567,500	XCMG Construction Machinery Co. Ltd. 4.89%, 10/26/15 (p)	422,578
			3,469,398
Utilities: 9.1%
	4,000,000	China Datang Corp. Renewable Power Co. Ltd. 5.40%, 11/08/16	661,496
	316,000	China Power Investment Corp. 5.02%, 12/08/18	52,461
		China Yangtze Power Co. Ltd.
	507,000	4.76%, 09/20/22	83,778
	3,884,000	5.35%, 09/24/17	651,146
	5,850,000	Datang International Power Generation Co. Ltd. 5.00%, 11/03/24	981,789
	2,000,000	GD Power Development Co. Ltd. 4.35%, 06/15/17	326,089
			2,756,759
Total Corporate Bonds (Cost: $21,475,556)			21,725,060
GOVERNMENT OBLIGATIONS: 22.9%
		China Government Bonds
	17,293,000	3.40%, 04/17/23	2,790,295
	642,000	4.11%, 05/15/25	108,795
	23,641,000	4.26%, 07/31/21	4,024,022
Total Government Obligations (Cost: $6,878,137)			6,923,112

Total Investments: 95.0% (Cost: $28,353,693)			28,648,172
Other assets less liabilities: 5.0%			1,495,388
NET ASSETS: 100.0%			$30,143,560

CNY	Chinese Yuan

(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	3.8%	$1,084,619
Consumer, Cyclical	6.3	1,797,661
Consumer, Non-cyclical	2.4	679,029
Diversified	5.6	1,608,603
Energy	6.5	1,854,416
Financial	29.6	8,474,575
Government	24.1	6,923,112
Industrial	12.1	3,469,398
Utilities	9.6	2,756,759
	100.0%	$28,648,172

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$21,725,060	$—	$21,725,060
Government Obligations*	—	6,923,112	—	6,923,112
Total	$—	$28,648,172	$—	$28,648,172

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended July 31, 2015.

See Notes to Schedules of Investments

EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 38.8%
Argentina: 0.2%
USD	30,000	Pan American Energy, LLC 7.88%, 05/07/21 Reg S	$31,163
Austria: 0.4%
	64,000	ESAL GmbH 6.25%, 02/05/18 (c) Reg S	63,200
Bermuda: 1.1%
	100,000	Digicel Group Ltd. 7.13%, 04/01/17 (c) 144A	92,250
	100,000	Qtel International Finance Ltd. 3.25%, 02/21/23 Reg S	97,603
			189,853
Brazil: 2.2%
	150,000	Banco do Brasil SA 5.88%, 01/26/22 Reg S	144,075
	102,000	Itau Unibanco Holding SA 6.20%, 04/15/20 144A	109,140
EUR	100,000	Vale SA 4.38%, 03/24/18	118,630
			371,845
British Virgin Islands: 2.1%
USD	157,000	CNOOC Finance Ltd. 3.88%, 05/02/22 Reg S	159,856
	100,000	CNPC General Capital Ltd. 3.95%, 04/19/22 144A	102,765
	100,000	Sinopec Group Overseas Development 4.38%, 10/17/23 Reg S	104,616
			367,237
Cayman Islands: 4.9%
	100,000	Alibaba Group Holding Ltd. 3.60%, 08/28/24 (c) 144A	96,216
	100,000	China Overseas Finance Cayman VI Ltd. 4.25%, 05/08/19 Reg S	103,222
	100,000	Country Garden Holdings Co., Ltd. 7.50%, 01/10/18 (c) Reg S	102,750
	192,000	Hutchison Whampoa Ltd. 7.63%, 04/09/19 Reg S	226,902
	100,000	QNB Finance Ltd. 2.75%, 10/31/18 Reg S	102,320
	100,000	Saudi Electricity Global Sukuk Co. 2 3.47%, 04/08/23 144A	101,750
	100,000	Swire Pacific MTN Financing Ltd. 5.50%, 08/19/19 Reg S	111,288
			844,448
Chile: 1.4%
	100,000	Banco Santander Chile 3.88%, 09/20/22 144A	101,559
	119,600	Corp. Nacional del Cobre de Chile 7.50%, 01/15/19 144A	139,307
			240,866
China/Hong Kong: 1.3%
	100,000	Bank of East Asia Ltd. 8.50%, 11/05/19 (c) Reg S	116,321
	100,000	CITIC Pacific Ltd. 6.63%, 04/15/21 Reg S	113,887
			230,208
Colombia: 1.4%
	102,000	Bancolombia SA 5.13%, 09/11/22	101,898
	90,000	Ecopetrol SA 5.88%, 09/18/23	93,375
COP	110,857,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	41,029
			236,302
Curacao: 0.2%
USD	40,000	Teva Pharmaceutical 2.95%, 12/18/22	38,404
Czech Republic: 0.4%
EUR	50,000	CEZ AS 4.50%, 06/29/20 Reg S	64,964
India: 0.2%
USD	28,000	ICICI Bank Ltd. 5.75%, 11/16/20 Reg S	31,519
Indonesia: 0.4%
	70,000	Pertamina Persero Pt 4.30%, 05/20/23 † 144A	67,564
Ireland: 0.3%
EUR	50,000	Vnesheconombank Via VEB Finance Plc 3.04%, 02/21/18 Reg S	53,525
Israel: 0.6%
USD	100,000	Israel Electric Corp. Ltd. 5.00%, 11/12/24 Reg S 144A	103,942
Kazakhstan: 0.6%
	100,000	KazMunayGas National Co. 7.00%, 05/05/20 Reg S	107,000
Luxembourg: 3.0%
	100,000	EVRAZ Group SA 9.50%, 04/24/18 Reg S	104,635
	200,000	Gaz Capital SA 6.51%, 03/07/22 Reg S	199,032
	100,000	SB Cap SA 5.40%, 03/24/17 Reg S	102,470
	100,000	Yapi ve Kredi Bankasi 5.19%, 10/13/15 Reg S	100,650
			506,787
Malaysia: 0.7%
	100,000	Petronas Capital Ltd. 7.88%, 05/22/22 Reg S	127,762
Mexico: 3.8%
		America Movil SAB de CV
EUR	100,000	4.13%, 10/25/19	125,410
USD	25,000	5.00%, 03/30/20	27,664
	100,000	BBVA Bancomer SA 6.75%, 09/30/22 144A	112,550
	85,000	Grupo Televisa SAB 6.63%, 01/15/40	99,195
	64,000	Pemex Project Funding Master Trust 6.63%, 06/15/38	68,000
		Petróleos Mexicanos
	150,000	5.50%, 01/21/21	162,718
EUR	50,000	5.50%, 02/24/25 Reg S	65,455
			660,992
Netherlands: 3.7%
USD	100,000	Bharti Airtel International Netherlands BV 5.13%, 03/11/23 144A	107,277
	100,000	Lukoil International Finance BV 7.25%, 11/05/19 Reg S	106,500
	128,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	147,366
		Petrobras International Finance Co.
	128,000	3.50%, 02/06/17	125,807
	77,000	6.75%, 01/27/41	64,488
	100,000	VimpelCom Holdings BV
		5.95%, 02/13/23 144A	92,234
			643,672
Peru: 0.7%
	108,000	Banco de Credito del Peru 5.38%, 09/16/20 Reg S	118,314
Philippines: 0.8%
	100,000	Power Sector Assets & Liabilities Management Corp. 7.39%, 12/02/24 Reg S	132,000
Qatar: 0.7%
	100,000	Qatari Diar Finance QSC 5.00%, 07/21/20 Reg S	112,524
South Africa: 0.6%
	100,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 144A	97,660
Thailand: 0.8%
	128,000	Bangkok Bank 4.80%, 10/18/20 Reg S	140,037
Turkey: 0.6%
	100,000	Turkiye Is Bankasi 5.50%, 04/21/19 144A	104,328
United Arab Emirates: 2.7%
	100,000	Abu Dhabi National Energy Co. 6.25%, 09/16/19 Reg S	115,005
	100,000	Dolphin Energy Ltd. 5.50%, 12/15/21 144A	114,050
	100,000	DP World Ltd. 6.85%, 07/02/37 Reg S	110,750
	100,000	Dubai Electricity & Water Authority 7.38%, 10/21/20 Reg S	121,300
			461,105
United Kingdom: 1.1%
	55,000	AngloGold Ashanti Holdings Plc 8.50%, 07/30/16 (c) †	56,463
	128,000	Vedanta Resources Plc 9.50%, 07/18/18 Reg S	133,760
			190,223
United States: 1.2%
	100,000	Cemex Finance, LLC 6.00%, 04/01/19 (c) † 144A	100,765
	100,000	Reliance Holding USA, Inc. 5.40%, 02/14/22 144A	108,938
			209,703
Venezuela: 0.7%
		Petróleos de Venezuela SA
	132,700	5.38%, 04/12/27 Reg S	43,466
	102,000	8.50%, 11/02/17 Reg S	69,768
	30,000	9.00%, 11/17/21 Reg S	12,113
			125,347
Total Corporate Bonds (Cost: $6,765,215)			6,672,494
GOVERNMENT OBLIGATIONS: 57.2%
Argentina: 0.2%
EUR	60,000	Provincia de Buenos Aires 4.00%, 05/15/35 (s) Reg S	42,128
Bahrain: 0.4%
USD	64,000	Bahrain Government International Bonds 6.13%, 08/01/23 144A	71,533
Brazil: 4.9%
	28,000	Banco Nacional de Desenvolvimento Economico e Social 6.50%, 06/10/19 Reg S	29,995
		Brazilian Government International Bonds
	128,000	4.88%, 01/22/21	132,416
	63,000	6.00%, 01/17/17	67,016
BRL	800,000	Letra do Tesouro Nacional 11.72%, 01/01/16 ^	221,846
		Notas do Tesouro Nacional, Series F
	396,000	10.00%, 01/01/17	111,597
	102,000	10.00%, 01/01/19	27,764
	245,000	10.00%, 01/01/21	64,671
	425,000	10.00%, 01/01/23	108,893
	300,000	10.00%, 01/01/25	74,879
			839,077
Cayman Islands: 0.7%
EUR	100,000	IPIC GMTN Ltd. 4.88%, 05/14/16 Reg S	114,452
Chile: 0.1%
CLP	9,000,000	Chilean Government International Bonds 5.50%, 08/05/20	14,305
China / Hong Kong: 1.3%
USD	128,000	Bank of China Ltd. 5.55%, 02/11/20 Reg S	140,743
CNY	500,000	Chinese Government Bonds 2.87%, 06/27/16 Reg S	80,600
			221,343
Colombia: 2.7%
		Colombian Government International Bonds
USD	128,000	7.38%, 03/18/19	148,864
COP	607,000,000	7.75%, 04/14/21	229,306
	261,000,000	12.00%, 10/22/15	92,664
			470,834
Croatia: 0.6%
USD	100,000	Croatia Government International Bonds 6.75%, 11/05/19 Reg S	110,500
Czech Republic: 0.8%
		Czech Republic Government Bonds
EUR	35,000	3.88%, 05/24/22 Reg S	46,816
CZK	1,450,000	5.70%, 05/25/24 Reg S	84,840
			131,656
Dominican Republic: 0.1%
USD	21,200	Dominican Republic International Bonds 7.50%, 05/06/21 Reg S	23,797
El Salvador: 0.4%
	64,000	El Salvador Government International Bonds 7.65%, 06/15/35 Reg S	64,240
Hungary: 1.9%
		Hungarian Government Bonds
HUF	24,040,000	5.50%, 02/12/16	88,402
USD	100,000	6.38%, 03/29/21	114,800
HUF	26,920,000	7.50%, 11/12/20	118,230
			321,432
Indonesia: 3.8%
USD	192,000	Indonesia Government International Bonds 5.88%, 03/13/20 Reg S	214,080
		Indonesian Treasury Bonds
IDR	1,743,000,000	8.38%, 09/15/26	127,737
	1,479,000,000	10.50%, 08/15/30	125,354
	2,182,000,000	11.00%, 11/15/20	179,044
			646,215
Israel: 2.4%
		Israel Government Bonds
ILS	565,000	4.25%, 03/31/23	175,637
	385,000	5.00%, 01/31/20	120,267
	385,000	5.50%, 02/28/17	110,927
			406,831
Lebanon: 0.9%
USD	140,000	Lebanon Government International Bonds 8.25%, 04/12/21 Reg S	158,844
Lithuania: 0.3%
	50,000	Lithuania Government International Bonds 7.38%, 02/11/20 Reg S	60,040
Malaysia: 3.2%
		Malaysian Government Bonds
MYR	680,000	3.20%, 10/15/15	177,806
	670,000	3.89%, 03/15/27	169,985
	751,000	5.73%, 07/30/19	211,573
			559,364
Mexico: 5.6%
		Mexican Government International Bonds
USD	77,000	4.00%, 10/02/23	79,503
	123,000	5.63%, 01/15/17	130,933
	102,000	6.05%, 01/11/40	118,320
MXN	400,000	7.25%, 12/15/16	26,108
	1,460,100	7.50%, 06/03/27	100,616
	5,294,900	8.00%, 06/11/20	369,374
	1,700,000	10.00%, 12/05/24	136,262
			961,116
Morocco: 0.6%
USD	100,000	Moroccan Government International Bonds 4.25%, 12/11/22 144A	102,200
Nigeria: 0.7%
NGN	23,470,000	Nigerian Government Bonds 16.39%, 01/27/22	125,892
Panama: 0.5%
USD	69,400	Panamanian Government International Bonds 7.13%, 01/29/26	88,832
Peru: 1.0%
		Peruvian Government International Bonds
PEN	90,000	5.70%, 08/12/24	26,695
USD	62,000	7.35%, 07/21/25	80,910
PEN	200,000	7.84%, 08/12/20	69,040
			176,645
Philippines: 1.0%
USD	142,000	Philippine Government International Bonds 5.00%, 01/13/37	167,205
Poland: 4.3%
		Poland Government International Bonds
PLN	830,000	2.50%, 07/25/18	224,102
	625,000	4.00%, 10/25/23	180,772
	640,000	5.75%, 04/25/29	219,989
USD	100,000	6.38%, 07/15/19	116,125
			740,988
Qatar: 0.7%
	100,000	Qatar Government International Bonds 5.25%, 01/20/20 Reg S	113,125
Romania: 1.1%
		Romanian Government International Bonds
EUR	50,000	4.63%, 09/18/20 Reg S	63,777
RON	450,000	5.90%, 07/26/17	122,257
			186,034
Russia: 3.1%
		Russian Federal Bonds
RUB	3,550,000	7.50%, 03/15/18	54,363
	9,750,000	7.50%, 02/27/19	145,792
USD	31,250	7.50%, 03/31/30 (s) Reg S	36,617
RUB	10,080,000	8.15%, 02/03/27	141,530
USD	130,000	11.00%, 07/24/18 Reg S	157,595
			535,897
Serbia: 0.3%
	50,000	Republic of Serbia 4.88%, 02/25/20 144A	50,563
South Africa: 3.8%
		South Africa Government International Bonds
	78,000	5.50%, 03/09/20	85,215
ZAR	2,604,300	7.75%, 02/28/23	202,129
	2,531,400	8.25%, 09/15/17	204,416
	2,070,000	8.75%, 02/28/48	162,079
			653,839
Sri Lanka: 0.6%
USD	100,000	Sri Lankan Government International Bonds 6.25%, 10/04/20 Reg S	103,500
Thailand: 3.5%
		Thailand Government Bonds
THB	6,680,000	3.25%, 06/16/17	195,594
	8,863,000	3.63%, 06/16/23 †	267,266
	4,100,000	4.88%, 06/22/29	137,466
			600,326
Turkey: 4.4%
		Turkey Government International Bonds
USD	90,000	6.88%, 03/17/36	103,837
TRY	488,600	7.10%, 03/08/23	154,837
USD	160,000	7.38%, 02/05/25	190,800
TRY	537,100	9.00%, 03/08/17	192,856
	300,000	10.50%, 01/15/20	113,042
			755,372
Ukraine: 0.3%
USD	100,000	Ukraine Government International Bonds 7.75%, 09/23/20 Reg S	58,270
Uruguay: 0.5%
	77,000	Uruguay Government International Bonds 4.50%, 08/14/24	81,428
Venezuela: 0.5%
		Venezuelan Government International Bonds
	50,000	5.75%, 02/26/16 Reg S	40,500
	100,000	9.25%, 05/07/28 Reg S	37,400
			77,900
Total Government Obligations (Cost: $11,468,724)			9,835,723

Number of Shares
MONEY MARKET FUND: 1.3% (Cost: $217,373)
217,373	Dreyfus Government Cash Management Fund	217,373

Total Investments Before Collateral for Securities Loaned: 97.3%
(Cost: $18,451,312)		16,725,590

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.0% (Cost: $517,345)
Repurchase Agreement: 3.0%
USD	517,345	Repurchase agreement dated 7/31/15 with Royal Bank of Scotland Plc, 0.15%, due 8/3/15, proceeds $517,351; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 9/30/15 to 2/15/44, valued at $527,692 including accrued interest)	517,345

Total Investments: 100.3% (Cost: $18,968,657)			17,242,935
Liabilities in excess of other assets: (0.3)%			(44,269)
NET ASSETS: 100.0%			$17,198,666

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(s)	Step Bond - the coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $492,057.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,976,591, or 11.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	4.0%	$666,682
Communications	4.4	737,849
Consumer, Non-cyclical	1.3	212,354
Diversified	2.0	338,190
Energy	11.6	1,934,436
Financial	11.3	1,889,202
Government	58.8	9,835,723
Industrial	0.6	100,765
Utilities	4.7	793,016
Money Market Fund	1.3	217,373
	100.0%	$16,725,590

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$6,672,494	$—	$6,672,494
Government Obligations*	—	9,835,723	—	9,835,723
Money Market Fund	217,373	—	—	217,373
Repurchase Agreement	—	517,345	—	517,345
Total	$217,373	$17,025,562	$—	$17,242,935

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2015.

See Notes to Schedules of Investments

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 91.3%
Argentina: 2.3%
$750,000	Banco de Galicia y Buenos Aires SA 8.75%, 09/24/15 (c) 144A	$770,625
	Pan American Energy LLC
200,000	7.88%, 05/07/21 Reg S	207,750
710,000	7.88%, 05/07/21 144A	737,513
600,000	Petrobras Argentina SA 5.88%, 05/15/17 144A	613,500
57,320	Transportadora de Gas del Sur SA 9.63%, 05/14/18 (c) 144A	58,466
	YPF SA
3,510,000	8.50%, 07/28/25 144A	3,390,309
2,260,000	8.75%, 04/04/24 144A	2,236,722
1,195,000	8.88%, 12/19/18 144A	1,245,787
		9,260,672
Austria: 0.8%
2,300,000	JBS Investments GmbH 7.75%, 10/28/17 (c) 144A	2,495,500
750,000	Sappi Papier Holding GmbH 6.63%, 04/15/16 (c) 144A	781,875
		3,277,375
Azerbaijan: 0.3%
1,100,000	International Bank of Azerbaijan OJSC 5.63%, 06/11/19 Reg S	1,049,675
Bangladesh: 0.2%
600,000	Banglalink Digital Communications Ltd. 8.63%, 05/06/17 (c) 144A	618,720
Barbados: 0.6%
2,475,000	Columbus International, Inc. 7.38%, 03/30/18 (c) 144A	2,638,969
Bermuda: 3.4%
750,000	China Oil & Gas Group Ltd. 5.25%, 04/25/16 (c) † 144A	747,710
	Digicel Group Ltd.
1,600,000	7.13%, 04/01/17 (c) 144A	1,476,000
3,850,000	8.25%, 09/30/16 (c) 144A	3,821,125
	Digicel Ltd.
3,075,000	6.00%, 04/15/16 (c) 144A	2,905,875
1,900,000	6.75%, 03/01/18 (c) 144A	1,827,800
850,000	GCX Ltd. 7.00%, 08/01/16 (c) 144A	862,777
750,000	GeoPark Latin America Ltd., Agencia en Chile 7.50%, 02/11/17 (c) Reg S	577,500
400,000	Hopson Development Holdings Ltd. 9.88%, 01/16/16 (c) † Reg S	402,884
	Inkia Energy Ltd.
500,000	8.38%, 04/04/16 (c) Reg S	534,250
550,000	8.38%, 04/04/16 (c) 144A	587,675
		13,743,596
Brazil: 3.2%
650,000	Banco ABC Brasil SA 7.88%, 04/08/20 144A	662,188
550,000	Banco BMG SA 9.95%, 11/05/19 144A	555,943
	Banco BTG Pactual SA
850,000	5.75%, 09/28/22 Reg S	765,000
75,000	5.75%, 09/28/22 144A	67,500
2,200,000	Banco do Brasil SA 8.50%, 10/20/20 (c) † 144A	2,337,500
	Banco do Estado do Rio Grande do Sul SA
800,000	7.38%, 02/02/22 Reg S	764,000
50,000	7.38%, 02/02/22 144A	47,750
800,000	Banco Pan SA 8.50%, 04/23/20 144A	792,000
1,100,000	Banco Votorantim SA 7.38%, 01/21/20 † 144A	1,159,125
	Centrais Eletricas Brasileiras SA
1,400,000	5.75%, 10/27/21 † 144A	1,252,300
1,250,000	6.88%, 07/30/19 144A	1,231,250
750,000	Hypermarcas SA 6.50%, 04/20/16 (c) 144A	792,000
1,900,000	Oi SA 5.75%, 02/10/22 † 144A	1,514,680
1,350,000	Telemar Norte Leste SA 5.50%, 10/23/20 144A	1,167,750
		13,108,986
British Virgin Islands: 2.0%
800,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	770,000
500,000	Central American Bottling Corp. 6.75%, 02/09/17 (c) 144A	535,000
1,950,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	1,701,375
500,000	Road King 2012 Ltd. 9.88%, 09/18/15 (c) † Reg S	524,375
850,000	Sparkle Assets Ltd. 6.88%, 01/30/17 (c) † Reg S	903,041
700,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/28/17 (c) 144A	666,750
1,100,000	Studio City Finance Ltd. 8.50%, 12/01/15 (c) † 144A	1,127,500
1,400,000	Trillion Chance Ltd. 8.50%, 01/10/17 (c) † Reg S	1,375,219
400,000	Yingde Gases Investment Ltd. 8.13%, 04/22/16 (c) Reg S	376,000
		7,979,260
Canada: 1.3%
	Pacific Rubiales Energy Corp.
1,375,000	5.13%, 03/28/18 (c) 144A	876,562
3,575,000	5.38%, 01/26/17 (c) 144A	2,547,187
2,878,000	5.63%, 01/19/20 (c) 144A	1,826,667
		5,250,416
Cayman Islands: 14.2%
3,225,000	Agile Property Holdings Ltd. 8.88%, 09/23/15 (c) † Reg S	3,281,437
600,000	Agromercantil Senior Trust 6.25%, 04/10/19 144A	624,000
1,300,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	1,238,197
900,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	915,678
600,000	CAR, Inc. 6.13%, 02/04/18 (c) 144A	610,500
700,000	Cementos Progreso Trust 7.13%, 05/06/18 (c) † 144A	751,096
1,200,000	Central China Real Estate Ltd. 6.50%, 06/04/16 (c) † Reg S	1,153,198
1,000,000	China Hongqiao Group Ltd. 7.63%, 06/26/17 Reg S	1,005,942
600,000	China SCE Property Holdings Ltd. 11.50%, 11/14/15 (c) Reg S	624,062
800,000	China Shanshui Cement Group Ltd. 7.50%, 03/10/18 (c) Reg S	756,199
1,600,000	CIFI Holdings Group Co Ltd. 8.88%, 01/27/17 (c) † Reg S	1,656,000
1,650,000	Comcel Trust 6.88%, 02/06/19 (c) 144A	1,753,620
	Country Garden Holdings Co. Ltd.
1,400,000	7.50%, 03/09/18 (c) † Reg S	1,461,643
2,600,000	7.50%, 01/10/18 (c) 144A	2,671,500
600,000	DIP Sukuk Ltd. 4.29%, 02/20/19 Reg S	619,500
1,950,000	Emaar Sukuk Ltd. 6.40%, 07/18/19 Reg S	2,203,500
2,500,000	Evergrande Real Estate Group Ltd. 8.75%, 10/30/16 (c) 144A	2,406,250
500,000	Future Land Development Holdings Ltd. 10.25%, 07/21/17 (c) Reg S	521,913
400,000	Geely Automobile Holdings Ltd. 5.25%, 10/06/17 (c) 144A	410,000
2,050,000	Global A&T Electronics Ltd. 10.00%, 02/01/16 (c) 144A	1,850,166
200,000	Glorious Property Holdings Ltd. 13.25%, 03/04/16 (c) Reg S	118,000
	Greenland Hong Kong Holdings Ltd.
650,000	4.38%, 08/07/17 † Reg S	654,569
1,100,000	4.75%, 10/18/16 † Reg S	1,109,625
1,300,000	Greentown China Holdings Ltd. 8.50%, 02/04/16 (c) Reg S	1,374,750
950,000	Guanay Finance Ltd. 6.00%, 12/15/20 144A	988,000
950,000	Industrial Senior Trust 5.50%, 11/01/22 144A	922,687
1,450,000	Jafz Sukuk Ltd. 7.00%, 06/19/19 Reg S	1,661,410
2,300,000	KWG Property Holdings Ltd. 8.98%, 01/14/17 (c) † Reg S	2,354,312
1,150,000	Longfor Properties Co. Ltd. 6.75%, 01/29/18 (c) Reg S	1,163,913
1,000,000	MAF Global Securities Ltd. 7.13%, 10/29/18 (c) † Reg S	1,097,040
1,350,000	Marfrig Overseas Ltd. 9.50%, 09/24/15 (c) 144A	1,378,687
2,485,000	MCE Finance Ltd. 5.00%, 02/15/16 (c) 144A	2,373,175
650,000	MIE Holdings Corp. 7.50%, 04/25/17 (c) 144A	463,073
200,000	Mongolian Mining Corp. 8.88%, 09/23/15 (c) Reg S	121,380
1,599,000	Odebrecht Drilling Norbe VIII/IX Ltd. 6.35%, 06/30/20 (c) † 144A	1,159,275
1,148,875	Odebrecht Offshore Drilling Finance Ltd. 6.75%, 12/01/21 (c) 144A	743,897
500,000	Parkson Retail Group Ltd. 4.50%, 05/03/18 † Reg S	466,582
900,000	Shelf Drilling Holdings Ltd. 8.63%, 09/24/15 (c) † 144A	789,750
	Shimao Property Holdings Ltd.
2,975,000	6.63%, 01/14/17 (c) † Reg S	3,064,250
1,200,000	8.38%, 02/10/19 (c) Reg S	1,246,976
	SOHO China Ltd.
600,000	5.75%, 11/07/15 (c) † Reg S	617,106
800,000	7.13%, 11/07/17 (c) Reg S	818,488
1,600,000	Sunac China Holdings Ltd. 12.50%, 10/16/15 (c) Reg S	1,713,536
700,000	Suzano Trading Ltd. 5.88%, 01/23/21 † 144A	731,500
950,000	TAM Capital 3, Inc. 8.38%, 06/03/16 (c) 144A	982,062
2,625,000	Wynn Macau Ltd. 5.25%, 10/15/16 (c) † 144A	2,510,156
700,000	Yuzhou Properties Co., Ltd. 8.63%, 01/24/17 (c) † Reg S	707,000
		57,845,600
Chile: 0.9%
1,000,000	AES Gener SA 8.38%, 06/18/19 (c) † 144A	1,097,500
350,000	Automotores Gildemeister SA 8.25%, 05/24/16 (c) 144A	171,063
950,000	CorpGroup Banking SA 6.75%, 03/15/18 (c) † 144A	957,429
1,000,000	Latam Airlines Group SA 7.25%, 06/09/20 † 144A	1,025,683
500,000	Masisa SA 9.50%, 05/05/17 (c) † 144A	508,750
		3,760,425
China/Hong Kong: 1.5%
	Bank of East Asia Ltd.
1,000,000	4.25%, 11/20/19 (c) Reg S	1,009,398
1,250,000	8.50%, 11/05/19 (c) † Reg S	1,454,014
400,000	Chalieco Hong Kong Corp. Ltd. 6.88%, 02/28/17 (c) † Reg S	411,416
950,000	China CITIC Bank International Ltd. 6.88%, 06/24/20 † Reg S	1,067,619
500,000	Chong Hing Bank Ltd. 6.50%, 09/25/19 (c) Reg S	518,795
1,400,000	Yancoal International Resources Development Co. Ltd. 5.73%, 05/16/22 Reg S	1,255,436
600,000	Zoomlion HK SPV Co. Ltd. 6.13%, 12/20/22 144A	517,488
		6,234,166
Colombia: 1.4%
1,000,000	Banco Davivienda SA 5.88%, 07/09/22 144A	1,035,000
600,000	Banco GNB Sudameris SA 3.88%, 05/02/18 144A	597,000
	Bancolombia SA
905,000	5.13%, 09/11/22 †	904,095
650,000	6.13%, 07/26/20 †	693,225
	Colombia Telecomunicaciones SA ESP
1,530,000	5.38%, 09/27/17 (c) 144A	1,526,940
1,000,000	8.50%, 03/30/20 (c) 144A	1,052,500
		5,808,760
Croatia: 0.4%
	Agrokor D.D.
550,000	8.88%, 02/01/16 (c) Reg S	599,819
50,000	8.88%, 02/01/16 (c) 144A	54,529
	Hrvatska Elektroprivreda
500,000	6.00%, 11/09/17 Reg S	523,750
600,000	6.00%, 11/09/17 144A	628,500
		1,806,598
Dominican Republic: 0.5%
	Aeropuertos Dominicanos Siglo XXI SA
800,000	9.75%, 11/13/15 (c) (s) Reg S	828,000
275,000	9.75%, 11/13/15 (c) (s) 144A	284,625
850,000	Banco de Reservas de la Republica Dominicana 7.00%, 02/01/23 144A	859,108
		1,971,733
Georgia: 0.5%
	Bank of Georgia JSC
450,000	7.75%, 07/05/17 Reg S	469,161
500,000	7.75%, 07/05/17 144A	521,290
920,000	Georgian Railway JSC 7.75%, 07/11/22 144A	972,900
		1,963,351
Hungary: 0.6%
900,000	Magyar Export-Import Bank Zrt 4.00%, 01/30/20 144A	911,038
1,400,000	MFB Magyar Fejlesztesi Bank Zrt 6.25%, 10/21/20 144A	1,571,374
		2,482,412
India: 1.8%
600,000	Bank of Baroda 6.63%, 05/25/17 (c) Reg S	625,210
	ICICI Bank Ltd.
900,000	6.38%, 04/30/17 (c) Reg S	936,000
1,200,000	6.38%, 04/30/17 (c) 144A	1,248,000
	Indian Overseas Bank
1,100,000	4.63%, 02/21/18 † Reg S	1,139,657
850,000	5.00%, 10/19/16 † Reg S	878,138
1,100,000	JSW Steel Ltd. 4.75%, 11/12/19 † Reg S	1,011,714
600,000	Reliance Communications Ltd. 6.50%, 11/06/20 Reg S	617,970
1,000,000	Tata Motors Ltd. 4.63%, 04/30/20 Reg S	1,024,040
		7,480,729
Indonesia: 1.7%
900,000	Bank Negara Indonesia Persero Tbk PT 4.13%, 04/27/17 † Reg S	932,625
900,000	Berau Coal Energy Tbk PT 7.25%, 09/24/15 (c) 144A	549,900
	Gajah Tunggal Tbk PT
600,000	7.75%, 02/06/16 (c) Reg S	456,750
250,000	7.75%, 02/06/16 (c) 144A	190,313
	Perusahaan Listrik Negara PT
1,750,000	5.25%, 10/24/42 144A	1,522,500
3,000,000	5.50%, 11/22/21 † Reg S	3,183,900
		6,835,988
Ireland: 3.4%
500,000	AK Transneft OJSC 8.70%, 08/07/18 144A	550,598
	Alfa Bank OJSC
400,000	7.75%, 04/28/21 144A	402,000
1,300,000	7.88%, 09/25/17 Reg S	1,372,202
300,000	Brunswick Rail Finance Ltd. 6.50%, 11/01/17 Reg S	163,560
250,000	Credit Bank of Moscow 7.70%, 02/01/18 Reg S	245,930
300,000	EDC Finance Ltd. 4.88%, 04/17/20 144A	270,000
400,000	EuroChem Mineral & Chemical Co. OJSC 5.13%, 12/12/17 144A	404,744
1,000,000	Gazprombank OJSC 7.25%, 05/03/19 Reg S	1,006,210
300,000	Koks OAO 7.75%, 06/23/16 144A	282,000
900,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 † 144A	839,358
850,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	773,500
700,000	Nomos Bank 7.25%, 04/25/18 144A	704,410
300,000	Phosagro OAO 4.20%, 02/13/18 144A	295,875
200,000	Raspadskaya OJSC 7.75%, 04/27/17 144A	194,388
1,900,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	1,619,750
400,000	SCF Capital Ltd. 5.38%, 10/27/17 144A	393,268
525,000	Sibur Securities Ltd. 3.91%, 01/31/18 144A	503,344
300,000	Vimpel Communications OJSC 9.13%, 04/30/18 144A	330,000
3,700,000	Vnesheconombank 6.90%, 07/09/20 144A	3,640,060
		13,991,197
Israel: 0.4%
1,590,000	B Communications Ltd. 7.38%, 02/15/17 (c) 144A	1,721,175
Kazakhstan: 1.6%
	Halyk Savings Bank of Kazakhstan JSC
100,000	7.25%, 05/03/17 Reg S	103,893
2,225,000	7.25%, 05/03/17 144A	2,311,619
	Kazkommertsbank JSC
550,000	7.50%, 11/29/16 Reg S	553,509
750,000	7.50%, 11/29/16 144A	754,785
1,000,000	Samruk-Energy JSC 3.75%, 12/20/17 † Reg S	982,400
1,950,000	Zhaikmunai International BV 7.13%, 11/13/16 (c) 144A	1,784,640
		6,490,846
Luxembourg: 8.9%
700,000	ALROSA Finance SA 7.75%, 11/03/20 144A	738,675
500,000	Andrade Gutierrez International SA 4.00%, 04/30/18 144A	310,000
2,200,000	Consolidated Energy Finance SA 6.75%, 10/15/16 (c) 144A	2,233,044
600,000	Cosan Luxembourg SA 5.00%, 03/14/18 (c) Reg S	526,500
2,050,000	CSN Resources SA 6.50%, 07/21/20 † 144A	1,568,250
1,650,000	Evraz Group SA 6.75%, 04/27/18 144A	1,607,463
450,000	Far East Capital Ltd. SA 8.00%, 05/02/16 (c) 144A	281,250
1,300,000	Gazprom Neft OAO 6.00%, 11/27/23 144A	1,200,979
	Gazprom OAO
1,000,000	4.95%, 07/19/22 144A	925,000
600,000	6.21%, 11/22/16 144A	627,000
1,000,000	7.29%, 08/16/37 144A	958,000
2,050,000	9.25%, 04/23/19 144A	2,296,082
	MHP SA
200,000	8.25%, 04/02/20 Reg S	165,000
1,075,000	8.25%, 04/02/20 144A	886,875
1,700,000	Minerva Luxembourg SA 7.75%, 01/31/18 (c) 144A	1,712,240
1,100,000	MOL Group Finance SA 6.25%, 09/26/19 † Reg S	1,197,207
	Offshore Drilling Holding SA
700,000	8.63%, 09/20/17 (c) Reg S	604,625
1,000,000	8.63%, 09/20/17 (c) † 144A	863,750
500,000	Promsvyazbank OJSC 10.20%, 11/06/19 144A	491,790
2,000,000	Puma International Financing SA 6.75%, 02/01/17 (c) 144A	2,031,320
650,000	QGOG Constellation SA 6.25%, 11/09/16 (c) Reg S	396,500
	Rosneft Finance SA
700,000	7.25%, 02/02/20 144A	714,000
1,000,000	7.88%, 03/13/18 144A	1,058,800
	Russian Agricultural Bank OJSC
2,200,000	5.10%, 07/25/18 144A	2,156,264
300,000	6.00%, 06/03/16 (c) Reg S	275,250
	Sberbank of Russia
1,000,000	4.95%, 02/07/17 144A	1,018,000
1,800,000	5.13%, 10/29/22 144A	1,575,000
1,700,000	6.13%, 02/07/22 144A	1,678,019
	Severstal OAO
400,000	5.90%, 10/17/22 144A	385,680
700,000	6.70%, 10/25/17 144A	742,000
250,000	Sistema JSFC 6.95%, 05/17/19 144A	245,655
550,000	TMK OAO 7.75%, 01/27/18 Reg S	548,955
700,000	Topaz Marine SA 8.63%, 11/01/16 (c) 144A	694,750
600,000	Virgolino de Oliveira Finance Ltd. 10.50%, 09/24/15 (c) (d) 144A	12,090
	VTB Bank OJSC
1,400,000	6.00%, 04/12/17 144A	1,431,934
1,000,000	6.88%, 05/29/18 144A	1,027,540
1,400,000	VTB Bank SA 6.95%, 10/17/22 144A	1,273,482
		36,458,969
Marshall Islands: 0.2%
750,000	Navios South American Logistics, Inc. 7.25%, 05/01/17 (c) 144A	707,813
Mexico: 5.8%
1,030,000	Axtel SAB de CV 9.00%, 01/31/16 (c) (s) 144A	1,019,700
	BBVA Bancomer SA
1,200,000	6.01%, 05/17/17 (c) Reg S	1,245,000
1,925,000	7.25%, 04/22/20 † 144A	2,161,775
	Cemex SAB de CV
1,720,000	5.88%, 03/25/16 (c) † 144A	1,754,400
1,725,000	6.50%, 12/10/17 (c) 144A	1,799,951
1,800,000	7.25%, 01/15/18 (c) 144A	1,921,500
900,000	Controladora Mabe SA de CV 7.88%, 10/28/19 Reg S	1,012,500
800,000	Credito Real SAB de CV 7.50%, 03/13/17 (c) † 144A	842,000
1,000,000	Elementia SAB de CV 5.50%, 01/15/20 (c) 144A	1,015,000
	Empresas ICA SAB de CV
1,300,000	8.88%, 05/29/19 (c) 144A	825,500
865,000	8.90%, 02/04/16 (c) † Reg S	644,425
1,000,000	Grupo Elektra SAB de CV 7.25%, 09/23/15 (c) Reg S	1,035,000
500,000	Grupo Idesa SA de CV 7.88%, 12/18/17 (c) 144A	527,500
600,000	Grupo KUO SAB de CV 6.25%, 12/04/17 (c) 144A	628,500
750,000	Grupo Papelero Scribe SAB de CV 8.88%, 09/24/15 (c) 144A	744,375
700,000	Grupo Posadas SAB de CV 7.88%, 06/30/19 (c) 144A	711,025
500,000	Metalsa SA de CV 4.90%, 04/24/23 144A	465,625
800,000	Office Depot de Mexico SA de CV 6.88%, 09/20/17 (c) 144A	841,600
600,000	Servicios Corporativos Javer SAPI de CV 9.88%, 04/06/16 (c) 144A	645,000
1,100,000	Sixsigma Networks Mexico SA de CV 8.25%, 11/07/17 (c) 144A	1,136,850
850,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	875,500
1,000,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	1,035,000
600,000	Unifin Financiera SAPI de CV 6.25%, 07/22/17 (c) 144A	589,080
		23,476,806
Mongolia: 0.2%
800,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/20 144A	822,800
Morocco: 0.1%
500,000	BMCE Bank 6.25%, 11/27/18 Reg S	524,475
Netherlands: 9.2%
	Access Finance BV
200,000	7.25%, 07/25/17 Reg S	194,760
1,400,000	7.25%, 07/25/17 144A	1,363,323
1,125,000	Ajecorp BV 6.50%, 05/14/17 (c) † 144A	839,531
750,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) 144A	592,500
700,000	Credit Europe Bank NV 8.00%, 01/24/18 (c) Reg S	717,920
	FBN Finance Co. BV
1,100,000	8.00%, 07/23/19 (c) 144A	976,430
400,000	8.25%, 08/07/18 (c) 144A	365,576
930,000	Greenko Dutch BV 8.00%, 08/01/17 (c) 144A	878,850
850,000	GTB Finance BV 7.50%, 05/19/16 144A	864,875
1,775,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) † 144A	1,082,750
1,100,000	Listrindo Capital BV 6.95%, 02/21/16 (c) Reg S	1,150,875
	Majapahit Holding BV
3,980,000	7.75%, 01/20/20 144A	4,582,174
2,235,000	8.00%, 08/07/19 144A	2,589,806
1,000,000	Marfrig Holding Europe BV 6.88%, 06/24/17 (c) 144A	922,500
1,650,000	Metinvest BV 8.75%, 02/14/18 144A	972,840
	Myriad International Holdings BV
2,450,000	6.00%, 07/18/20 144A	2,675,454
900,000	6.38%, 07/28/17 144A	961,875
	Petrobras Global Finance BV
4,580,000	4.38%, 05/20/23	3,853,795
1,050,000	6.25%, 03/17/24	985,320
1,350,000	7.88%, 03/15/19	1,407,375
2,950,000	Petrobras International Finance Co. 5.38%, 01/27/21	2,753,707
1,605,000	Republic of Mozambique 6.31%, 09/11/20 Reg S	1,436,475
	VimpelCom Holdings BV
1,200,000	5.95%, 02/13/23 144A	1,106,808
1,200,000	7.50%, 03/01/22 144A	1,215,000
2,810,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	2,866,200
		37,356,719
Nigeria: 0.3%
500,000	Fidelity Bank Plc 6.88%, 05/09/18 144A	439,000
1,000,000	Zenith Bank Plc 6.25%, 04/22/19 144A	956,300
		1,395,300
Panama: 0.5%
600,000	AES El Salvador Trust II 6.75%, 03/28/18 (c) 144A	573,000
500,000	AES Panama SRL 6.00%, 06/25/19 (c) 144A	507,000
1,050,000	Avianca Holdings SA 8.38%, 05/10/17 (c) † 144A	1,059,187
		2,139,187
Paraguay: 0.3%
600,000	Banco Regional SAECA 8.13%, 01/24/19 144A	638,250
600,000	Telefonica Celular del Paraguay SA 6.75%, 12/13/17 (c) 144A	623,820
		1,262,070
Peru: 1.8%
500,000	Cementos Pacasmayo SAA 4.50%, 02/08/23 144A	478,750
675,000	Cia Minera Ares SAC 7.75%, 01/23/18 (c) 144A	669,094
850,000	Corp Azucarera del Peru SA 6.38%, 08/02/17 (c) Reg S	755,493
600,000	Corp Lindley SA 6.75%, 11/23/21 144A	673,500
800,000	Ferreycorp SAA 4.88%, 04/26/17 (c) † 144A	799,200
700,000	InRetail Consumer 5.25%, 10/10/18 (c) 144A	727,125
850,000	InRetail Shopping Malls 6.50%, 07/09/18 (c) 144A	913,750
1,150,000	Union Andina de Cementos SAA 5.88%, 10/30/18 (c) 144A	1,178,750
1,050,000	Volcan Cia Minera SAA 5.38%, 02/02/22 † 144A	993,562
		7,189,224
Philippines: 0.2%
800,000	Security Bank Corp. 3.95%, 02/03/20 Reg S	822,618
Russia: 0.1%
	Ukrlandfarming Plc
400,000	10.88%, 03/26/18 Reg S	186,000
225,000	10.88%, 03/26/18 144A	104,625
		290,625
Saudi Arabia: 0.6%
	Dar Al-Arkan Sukuk Co. Ltd.
1,700,000	5.75%, 05/24/18 Reg S	1,734,000
600,000	6.50%, 05/28/19 Reg S	626,778
		2,360,778
Singapore: 1.9%
3,000,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	2,959,875
111,000	Bakrie Telecom Pte. Ltd. 11.50% 05/07/15 (d) * Reg S	5,128
500,000	Pratama Agung Pte Ltd. 6.25%, 02/24/18 (c) † Reg S	490,123
1,168,000	STATS ChipPAC Ltd. 4.50%, 03/20/16 (c) 144A	1,176,760
1,300,000	TBG Global Pte Ltd. 4.63%, 04/03/16 (c) 144A	1,309,750
900,000	Theta Capital Pte Ltd. 6.13%, 11/14/16 (c) † Reg S	907,366
	Yanlord Land Group Ltd.
200,000	10.63%, 09/23/15 (c) Reg S	211,184
600,000	10.63%, 09/24/15 (c) 144A	633,552
		7,693,738
South Africa: 2.1%
1,300,000	African Bank Ltd. 6.00%, 06/15/16 (d) * Reg S	994,500
	Eskom Holdings SOC Ltd.
3,600,000	5.75%, 01/26/21 144A	3,515,760
2,200,000	6.75%, 08/06/23 † 144A	2,225,648
2,000,000	7.13%, 02/11/25 † 144A	2,025,200
		8,761,108
South Korea: 0.7%
	Woori Bank Co. Ltd.
700,000	5.00%, 06/10/20 (c) 144A	699,444
2,150,000	6.21%, 05/02/17 (c) † 144A	2,295,125
		2,994,569
Spain: 0.3%
1,075,000	Cemex Espana Luxembourg 9.88%, 04/30/16 (c) † 144A	1,182,500
Sri Lanka: 0.9%
	Bank of Ceylon
900,000	5.33%, 04/16/18 † Reg S	909,000
1,050,000	6.88%, 05/03/17 Reg S	1,093,312
75,000	6.88%, 05/03/17 144A	78,094
1,550,000	National Savings Bank 8.88%, 09/18/18 144A	1,677,875
		3,758,281
Sweden: 0.3%
950,000	Eileme 2 AB 11.63%, 01/31/16 (c) Reg S	1,046,187
Thailand: 0.4%
1,400,000	Krung Thai Bank PCL 5.20%, 12/26/19 (c) Reg S	1,440,529
Trinidad and Tobago: 0.7%
	Petroleum Co. of Trinidad & Tobago Ltd.
1,400,000	6.00%, 05/08/22 144A	1,410,500
500,000	9.75%, 08/14/19 Reg S	578,750
925,000	9.75%, 08/14/19 144A	1,070,687
		3,059,937
Turkey: 3.2%
900,000	Albaraka Turk Katilim Bankasi AS 6.25%, 06/30/19 Reg S	918,738
1,150,000	Arcelik AS 5.00%, 04/03/23 † 144A	1,090,683
	Finansbank AS
300,000	5.15%, 11/01/17 Reg S	305,910
1,400,000	6.25%, 04/30/19 144A	1,438,500
1,300,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/18 144A	1,308,060
2,800,000	Turkiye Is Bankasi SA 6.00%, 10/24/22 † 144A	2,767,800
	Turkiye Sise ve Cam Fabrikalari AS
400,000	4.25%, 05/09/20 † Reg S	391,700
600,000	4.25%, 05/09/20 144A	587,550
	Turkiye Vakiflar Bankasi Tao
1,000,000	6.00%, 11/01/22 † Reg S	978,000
1,690,000	6.00%, 11/01/22 † 144A	1,652,820
1,850,000	Yapi ve Kredi Bankasi AS 5.50%, 12/06/22 144A	1,776,740
		13,216,501
United Kingdom: 4.1%
	AngloGold Ashanti Holdings Plc
1,015,000	5.13%, 08/01/22	876,706
1,400,000	5.38%, 04/15/20	1,298,500
550,000	6.50%, 04/15/40	442,750
2,850,000	8.50%, 07/30/16 (c) †	2,925,804
1,300,000	DTEK Finance Plc 7.88%, 04/04/18 144A	584,480
1,000,000	Hikma Pharmaceuticals Plc 4.25%, 04/10/20 Reg S	1,004,400
900,000	Oschadbank 8.25%, 03/10/16 Reg S	713,250
450,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	429,206
700,000	Ukraine Railways 9.50%, 05/21/18 144A	483,000
1,100,000	Ukreximbank 9.75%, 01/22/25 144A	910,250
	Vedanta Resources Plc
1,300,000	6.00%, 01/31/19 † Reg S	1,216,228
1,850,000	6.00%, 01/31/19 † 144A	1,730,786
3,575,000	8.25%, 06/07/21 † 144A	3,385,078
600,000	West China Cement Ltd. 6.50%, 09/11/17 (c) † Reg S	600,793
		16,601,231
United States: 2.5%
	Cemex Finance LLC
2,675,000	6.00%, 04/01/19 (c) † 144A	2,695,464
2,740,000	9.38%, 10/12/17 (c) 144A	3,078,253
	JBS USA LLC
1,500,000	5.75%, 06/15/20 (c) 144A	1,490,167
2,100,000	7.25%, 09/24/15 (c) 144A	2,218,125
910,000	Rolta Americas LLC 8.88%, 07/24/17 (c) 144A	687,050
		10,169,059
Venezuela: 3.0%
1,350,000	CA La Electricidad de Caracas 8.50%, 04/10/18 Reg S	553,500
	Petroleos de Venezuela SA
300,000	5.13%, 10/28/16	190,500
2,575,000	5.25%, 04/12/17 Reg S	1,254,797
2,020,000	5.38%, 04/12/27 Reg S	661,651
1,080,000	5.50%, 04/12/37 Reg S	351,000
5,050,000	6.00%, 05/16/24 144A	1,717,000
3,000,000	6.00%, 11/15/26 144A	993,300
5,860,000	8.50%, 11/02/17 144A	4,008,240
1,050,000	9.00%, 11/17/21 † Reg S	423,938
575,000	9.00%, 11/17/21 144A	232,156
2,000,000	9.75%, 05/17/35 144A	810,000
2,595,000	12.75%, 02/17/22 † 144A	1,233,922
		12,430,004
Total Corporate Bonds (Cost: $389,745,728)		372,481,677
GOVERNMENT OBLIGATIONS: 6.2%
Argentina: 2.1%
	City of Buenos Aires, Argentina
1,100,000	8.95%, 02/19/21 144A	1,130,250
850,000	9.95%, 03/01/17 144A	884,302
	Provincia de Buenos Aires
1,050,000	9.38%, 09/14/18 144A	1,036,875
1,700,000	9.95%, 06/09/21 144A	1,683,000
1,665,000	10.88%, 01/26/21 144A	1,698,300
1,025,000	10.88%, 01/26/21 Reg S	1,045,500
	Provincia de Cordoba
500,000	12.38%, 08/17/17 Reg S	512,500
600,000	12.38%, 08/17/17 144A	615,000
		8,605,727
Azerbaijan: 1.1%
	State Oil Co. of the Azerbaijan Republic
4,100,000	4.75%, 03/13/23 Reg S	3,830,983
500,000	5.45%, 02/09/17 Reg S	517,500
		4,348,483
Costa Rica: 1.1%
900,000	Banco de Costa Rica 5.25%, 08/12/18 144A	926,100
1,900,000	Banco Nacional de Costa Rica 6.25%, 11/01/23 144A	1,911,400
1,600,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 144A	1,680,000
		4,517,500
Hungary: 0.3%
1,100,000	Magyar Export-Import Bank Zrt 5.50%, 02/12/18 Reg S	1,175,680
India: 0.2%
900,000	State Bank of India 6.44%, 05/15/17 (c) Reg S	932,294
Mongolia: 0.3%
1,100,000	Development Bank of Mongolia LLC 5.75%, 03/21/17 Reg S	1,061,500
Turkey: 0.6%
	Export Credit Bank of Turkey
150,000	5.88%, 04/24/19 Reg S	159,300
2,200,000	5.88%, 04/24/19 144A	2,336,400
		2,495,700
Ukraine: 0.5%
	Financing of Infrastructural Projects State Enterprise
100,000	7.40%, 04/20/18 Reg S	56,500
1,075,000	7.40%, 04/20/18 144A	607,375
2,350,000	8.38%, 11/03/17 144A	1,339,970
		2,003,845
Total Government Obligations (Cost: $25,852,841)		25,140,729

Number of Shares
MONEY MARKET FUND: 0.9% (Cost: $3,908,590)
3,908,590	Dreyfus Government Cash Management Fund	3,908,590

Total Investments Before Collateral for Securities Loaned: 98.4% (Cost: $419,507,159)		401,530,996

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 18.0%
Repurchase Agreements: 18.0%
$17,423,208	Repurchase agreement dated 7/31/15 with Citigroup Global Markets, Inc., 0.16%, due 8/3/15, proceeds $17,423,440; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 4/30/16 to 9/1/47, valued at $17,771,672 including accrued interest)	17,423,208
17,423,208	Repurchase agreement dated 7/31/15 with Credit Agricole CIB, 0.15%, due 8/3/15, proceeds $17,423,426; (collateralized by various U.S. government and agency obligations, 0.00% to 6.00%, due 5/1/25 to 5/1/45, valued at $17,771,672 including accrued interest)	17,423,208
17,423,208	Repurchase agreement dated 7/31/15 with HSBC Securities USA, Inc., 0.14%, due 8/3/15, proceeds $17,423,411; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 8/1/22 to 8/1/48, valued at $17,771,684 including accrued interest)	17,423,208
17,423,208	Repurchase agreement dated 7/31/15 with Mizuho Securities USA, Inc., 0.19%, due 8/3/15, proceeds $17,423,484; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 6/13/16 to 7/1/43, valued at $17,771,672 including accrued interest)	17,423,208
3,662,463	Repurchase agreement dated 7/31/15 with Royal Bank of Scotland Plc, 0.15%, due 8/3/15, proceeds $3,662,509; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 9/30/15 to 2/15/44, valued at $3,735,712 including accrued interest)	3,662,463

Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $73,355,295)		73,355,295
Total Investments: 116.4% (Cost: $492,862,454)		474,886,291
Liabilities in excess of other assets: (16.4)%		(67,044,740)
NET ASSETS: 100.0%		$407,841,551

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(s)	Step Bond – the coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $70,892,946.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $270,576,641, or 66.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	8.0%	$32,153,505
Communications	9.7	38,773,231
Consumer, Cyclical	4.7	19,061,819
Consumer, Non-cyclical	5.2	20,825,747
Diversified	0.6	2,417,750
Energy	16.8	67,661,091
Financial	35.0	140,621,037
Government	3.6	14,589,235
Industrial	7.1	28,415,658
Technology	0.5	1,863,810
Utilities	7.8	31,239,523
Money Market Fund	1.0	3,908,590
	100.0%	$401,530,996

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$372,481,677	$—	$372,481,677
Government Obligations*	—	25,140,729	—	25,140,729
Money Market Fund	3,908,590	—	—	3,908,590
Repurchase Agreements	—	73,355,295	—	73,355,295
Total	$3,908,590	$470,977,701	$—	$474,886,291

* See Schedule of Investments for security type and geographic sector breakouts.

 There were no transfers between levels during the period ended July 31, 2015.

See Notes to Schedules of Investments

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 6.5%
Brazil: 0.9%
BRL	7,841,000	Banco do Brasil SA 9.75%, 07/18/17 † Reg S	$2,166,403
	2,969,000	Banco Safra Cayman Islands Ltd. 10.88%, 04/03/17 Reg S	840,763
	9,736,000	Banco Safra SA 10.25%, 08/08/16 Reg S	2,754,193
	18,181,000	Concessionaria Ecovias dos Imigrantes SA (TIPS) 5.02%, 04/15/24	5,579,344
			11,340,703
Colombia: 1.0%
COP	16,450,000,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	6,088,221
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter 7.88%, 05/12/24 (c) Reg S	6,738,714
			12,826,935
Germany: 0.8%
TRY	6,700,000	KFW 10.00%, 03/06/19	2,422,035
		Landwirtschaftliche Rentenbank
ZAR	79,900,000	6.00%, 03/18/19 Reg S	6,001,309
BRL	2,000,000	6.25%, 09/12/16 Reg S	553,932
MXN	12,922,000	8.50%, 02/22/16	832,618
			9,809,894
Ireland: 0.5%
RUB	347,900,000	RusHydro JSC 7.88%, 10/28/15 Reg S	5,637,979
Mexico: 1.1%
		Petroleos Mexicanos
MXN	110,330,000	7.19%, 09/12/24 Reg S	6,779,844
	109,600,000	7.65%, 11/24/21 Reg S	7,076,304
			13,856,148
Netherlands: 0.1%
	24,360,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 6.69%, 10/05/15 ^	1,519,136
Russia: 0.1%
RUB	105,260,000	Federal Hydrogenerating Co. JSC 8.00%, 04/18/16 (p)	1,699,866
South Africa: 2.0%
		Eskom Holdings Ltd.
ZAR	5,350,000	7.85%, 04/02/26	389,427
	152,000,000	9.25%, 04/20/18	12,430,388
	77,330,000	9.50%, 08/18/27 ^	1,510,439
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,615,352
	4,500,000	10.50%, 09/17/20	369,005
	105,900,000	10.80%, 11/06/23	8,820,344
	5,000,000	13.50%, 04/18/28	473,092
			25,608,047
Total Corporate Bonds (Cost: $117,738,940)			82,298,708
GOVERNMENT OBLIGATIONS: 89.5%
Brazil: 7.0%
		Brazilian Government International Bonds
BRL	2,590,000	8.50%, 01/05/24 †	740,271
	4,560,000	10.25%, 01/10/28	1,407,601
	2,860,000	12.50%, 01/05/22 †	972,589
		Letra do Tesouro Nacional
	22,195,000	12.40%, 10/01/16 ^	5,594,949
	36,889,000	12.90%, 01/01/18 ^	8,071,784
	46,164,000	12.92%, 01/01/17 ^	11,320,516
	22,700,000	12.93%, 07/01/17 ^	5,257,543
	59,740,000	13.03%, 07/01/18 ^	12,325,135
		Nota do Tesouro Nacional, Series F
	47,300,000	10.00%, 01/01/17	13,329,594
	3,100,000	10.00%, 01/01/18	860,537
	3,150,000	10.00%, 01/01/19	857,415
	63,476,000	10.00%, 01/01/21	16,755,207
	19,898,000	10.00%, 01/01/23	5,098,239
	25,700,000	10.00%, 01/01/25	6,414,675
			89,006,055
Chile: 2.8%
CLP	22,911,000,000	Chilean Government International Bonds 5.50%, 08/05/20	36,414,710
Colombia: 4.3%
COP	4,157,000,000	Colombian Government International Bonds 7.75%, 04/14/21	1,570,387
	15,868,000,000	Colombian TES 7.50%, 08/26/26	5,515,614
	4,271,000,000	Republic of Colombia 9.85%, 06/28/27	1,831,479
		Titulos de Tesoreria
	15,826,700,000	5.00%, 11/21/18	5,483,584
	25,496,700,000	6.00%, 04/28/28	7,721,602
	24,687,200,000	7.00%, 09/11/19	9,025,788
	11,267,200,000	7.00%, 05/04/22	4,005,016
	23,970,800,000	10.00%, 07/24/24	9,972,240
	21,731,700,000	11.00%, 07/24/20	9,172,507
			54,298,217
Hungary: 4.4%
		Hungarian Government Bonds
HUF	1,208,020,000	4.00%, 04/25/18	4,554,273
	134,200,000	5.50%, 02/12/16	493,494
	1,483,800,000	5.50%, 12/20/18	5,876,743
	1,051,610,000	5.50%, 06/24/25	4,335,326
	1,890,180,000	6.00%, 11/24/23	7,971,240
	1,957,330,000	6.50%, 06/24/19	8,045,313
	784,060,000	6.75%, 02/24/17	3,044,741
	1,454,280,000	6.75%, 11/24/17	5,830,067
	1,284,530,000	7.00%, 06/24/22	5,635,635
	2,315,200,000	7.50%, 11/12/20	10,168,108
			55,954,940
Indonesia: 6.0%
		Indonesian Treasury Bonds
IDR	9,240,000,000	5.63%, 05/15/23	570,349
	74,016,000,000	6.13%, 05/15/28	4,379,635
	3,000,000,000	6.38%, 04/15/42	164,795
	42,533,000,000	6.63%, 05/15/33	2,531,980
	48,762,000,000	7.00%, 05/15/22	3,323,880
	28,621,000,000	7.00%, 05/15/27	1,866,514
	4,814,000,000	7.38%, 09/15/16	355,533
	10,468,000,000	8.25%, 07/15/21	765,676
	59,054,000,000	8.25%, 06/15/32	4,152,661
	235,613,000,000	8.38%, 03/15/24	17,221,390
	4,822,000,000	8.38%, 09/15/26	353,384
	117,229,000,000	8.38%, 03/15/34	8,327,033
	117,792,000,000	9.00%, 03/15/29	8,891,221
	34,711,000,000	9.50%, 07/15/31	2,722,097
	6,552,000,000	9.50%, 05/15/41	513,151
	23,692,000,000	9.75%, 05/15/37	1,902,019
	31,798,000,000	10.25%, 07/15/27	2,618,439
	49,242,000,000	10.50%, 08/15/30	4,173,548
	11,812,000,000	10.50%, 07/15/38	1,007,236
	11,097,000,000	11.00%, 11/15/20	910,565
	62,289,000,000	11.00%, 09/15/25	5,324,599
	56,591,000,000	12.80%, 06/15/21	5,004,690
			77,080,395
Malaysia: 8.1%
		Malaysian Government Bonds
MYR	8,890,000	3.26%, 03/01/18	2,315,033
	13,450,000	3.31%, 10/31/17	3,527,350
	5,174,000	3.39%, 03/15/17	1,360,120
	20,005,000	3.42%, 08/15/22	5,018,287
	26,783,000	3.48%, 03/15/23	6,732,922
	6,130,000	3.49%, 03/31/20	1,591,737
	12,430,000	3.58%, 09/28/18	3,250,712
	7,330,000	3.65%, 10/31/19	1,913,865
	4,322,000	3.73%, 06/15/28	1,068,141
	36,559,000	3.89%, 07/31/20	9,600,626
	7,700,000	3.89%, 03/15/27	1,953,563
	26,792,000	4.01%, 09/15/17	7,127,667
	15,620,000	4.05%, 09/30/21	4,082,017
	4,510,000	4.13%, 04/15/32	1,150,901
	48,934,000	4.16%, 07/15/21	12,971,969
	8,299,000	4.23%, 06/30/31	2,136,817
	25,732,000	4.24%, 02/07/18	6,873,751
	9,259,000	4.26%, 09/15/16	2,453,919
	28,040,000	4.38%, 11/29/19	7,522,726
	38,025,000	4.39%, 04/15/26	10,135,281
	7,100,000	4.50%, 04/15/30	1,891,624
	30,563,000	5.73%, 07/30/19	8,610,247
			103,289,275
Mexico: 7.4%
		Mexican Government International Bonds
MXN	177,360,000	4.75%, 06/14/18	11,101,246
	499,000	5.00%, 06/15/17	31,675
	6,500,000	6.50%, 06/09/22	422,311
	73,390,300	7.50%, 06/03/27	5,057,330
	120,300,000	7.75%, 12/14/17	8,089,310
	186,383,000	7.75%, 05/29/31	13,129,653
	29,530,000	7.75%, 11/23/34	2,085,659
	101,635,000	7.75%, 11/13/42	7,198,310
	182,835,900	8.00%, 06/11/20	12,754,701
	15,700,000	8.00%, 12/07/23	1,110,956
	59,588,000	8.50%, 05/31/29	4,452,668
	47,489,700	8.50%, 12/13/18	3,290,662
	89,663,900	8.50%, 11/18/38	6,818,234
	26,901,000	10.00%, 11/20/36	2,333,963
	209,298,000	10.00%, 12/05/24	16,776,147
			94,652,825
Nigeria: 2.9%
		Nigerian Government Bonds
NGN	613,080,000	7.00%, 10/23/19	2,354,141
	965,110,000	13.05%, 08/16/16	4,769,833
	1,759,970,000	14.20%, 03/14/24	8,605,476
	1,433,490,000	15.10%, 04/27/17	7,257,403
	1,144,680,000	16.00%, 06/29/19	5,967,621
	1,518,822,000	16.39%, 01/27/22	8,146,894
			37,101,368
Peru: 2.9%
		Peruvian Government Bonds
PEN	11,230,000	5.20%, 09/12/23	3,252,907
	25,783,000	5.70%, 08/12/24	7,647,651
	13,618,000	6.90%, 08/12/37	4,139,433
	23,616,000	6.95%, 08/12/31	7,286,389
	19,053,000	7.84%, 08/12/20	6,577,097
	19,295,000	8.20%, 08/12/26	6,702,569
	4,290,000	8.60%, 08/12/17	1,464,176
			37,070,222
Philippines: 3.0%
		Philippine Government International Bonds
PHP	449,000,000	3.90%, 11/26/22	9,748,940
	608,500,000	4.95%, 01/15/21	13,970,114
	569,500,000	6.25%, 01/14/36	14,306,622
			38,025,676
Poland: 9.1%
		Polish Government Bonds
PLN	45,175,000	2.50%, 07/25/18	12,197,340
	51,659,000	3.25%, 07/25/19	14,293,417
	21,780,000	3.25%, 07/25/25	5,966,917
	25,264,000	3.75%, 04/25/18	7,048,557
	34,373,000	4.00%, 10/25/23	9,941,877
	25,280,000	4.75%, 10/25/16	6,982,457
	24,766,000	4.75%, 04/25/17	6,934,678
	43,273,000	5.25%, 10/25/17	12,383,666
	50,203,000	5.25%, 10/25/20	15,152,142
	25,491,000	5.50%, 10/25/19	7,667,834
	10,423,000	5.75%, 10/25/21	3,273,798
	42,803,000	5.75%, 09/23/22	13,643,617
			115,486,300
Romania: 2.9%
		Romanian Government Bonds
RON	1,280,000	4.75%, 08/29/16	333,437
	17,370,000	4.75%, 06/24/19	4,731,519
	9,205,000	4.75%, 02/24/25	2,495,452
	16,050,000	5.60%, 11/28/18	4,468,861
	3,960,000	5.75%, 01/27/16	1,016,143
	14,520,000	5.75%, 04/29/20	4,114,091
	150,000	5.80%, 10/26/15	38,018
	15,110,000	5.85%, 04/26/23	4,344,897
	21,770,000	5.90%, 07/26/17	5,914,535
	21,800,000	5.95%, 06/11/21	6,266,947
	14,330,000	6.75%, 06/11/17	3,927,090
			37,650,990
Russia: 3.7%
		Russian Federal Bonds
RUB	167,296,000	6.20%, 01/31/18	2,487,865
	145,080,000	6.70%, 05/15/19	2,106,376
	314,940,000	6.80%, 12/11/19	4,513,177
	262,088,000	7.00%, 01/25/23	3,544,056
	436,883,000	7.00%, 08/16/23	5,831,106
	328,440,000	7.05%, 01/19/28	4,157,663
	158,192,000	7.40%, 06/14/17	2,467,187
	377,191,000	7.50%, 03/15/18	5,776,108
	249,699,000	7.50%, 02/27/19	3,733,751
	355,250,000	7.60%, 04/14/21	5,122,860
	220,555,000	7.60%, 07/20/22	3,104,594
	5,000,000	7.85%, 03/10/18 Reg S	76,731
	275,070,000	8.15%, 02/03/27	3,862,158
			46,783,632
South Africa: 5.0%
		South African Government Bonds
ZAR	225,982,000	6.25%, 03/31/36	13,657,072
	127,802,000	6.50%, 02/28/41	7,785,418
	183,135,000	7.00%, 02/28/31	12,493,009
	121,670,000	8.75%, 02/28/48	9,526,654
	214,767,000	10.50%, 12/21/26 †	19,830,669
	266	13.50%, 09/15/15	21
	267	13.50%, 09/15/16	23
			63,292,866
Supranational: 7.5%
		African Development Bank
TRY	2,225,000	4.55%, 12/21/17	693,546
IDR	1,000,000,000	7.00%, 03/06/17	70,785
		European Bank for Reconstruction & Development
	123,500,000,000	7.38%, 04/15/19	8,693,158
TRY	5,005,000	8.00%, 10/11/18	1,762,538
		European Investment Bank
PLN	18,950,000	4.25%, 10/25/22	5,680,080
ZAR	73,100,000	7.50%, 01/30/19	5,724,407
	82,000,000	7.50%, 09/10/20 Reg S	6,330,430
	129,000,000	8.13%, 12/21/26	9,678,906
TRY	36,041,000	8.50%, 07/25/19	12,458,847
ZAR	22,890,000	9.00%, 12/21/18 Reg S	1,873,266
BRL	9,570,000	9.65%, 10/22/19 ^	1,855,759
	12,000,000	9.81%, 08/27/21 ^	1,988,597
		Inter-American Development Bank
IDR	22,100,000,000	7.00%, 02/04/19	1,543,038
	51,600,000,000	7.25%, 07/17/17	3,683,426
MXN	117,700,000	8.00%, 01/26/16	7,545,701
BRL	26,450,000	10.25%, 05/18/18	7,709,172
		International Bank for Reconstruction & Development
MXN	55,900,000	4.00%, 08/16/18	3,512,025
	53,150,000	7.50%, 03/05/20	3,736,690
BRL	2,300,000	9.50%, 03/02/17	664,868
TRY	13,150,000	9.63%, 07/13/18	4,710,572
		International Finance Corp.
MXN	27,060,000	6.00%, 01/28/16	1,718,304
BRL	12,000,000	10.50%, 04/17/18	3,518,476
			95,152,591
Thailand: 6.4%
		Thailand Government Bonds
THB	100,178,000	2.80%, 10/10/17	2,919,300
	339,814,000	3.25%, 06/16/17	9,949,941
	127,090,000	3.45%, 03/08/19	3,793,051
	54,670,000	3.58%, 12/17/27	1,615,493
	391,756,000	3.63%, 06/16/23	11,813,480
	499,723,000	3.65%, 12/17/21	15,119,581
	168,795,000	3.85%, 12/12/25	5,228,613
	410,965,000	3.88%, 06/13/19	12,482,492
	102,644,000	4.13%, 11/18/16	3,010,060
	824,000	4.75%, 12/20/24	27,104
	233,845,000	4.88%, 06/22/29	7,840,426
	93,718,000	5.13%, 03/13/18	2,899,743
	30,977,000	5.50%, 03/13/23	1,047,492
	23,507,000	5.63%, 01/12/19	752,452
	75,644,000	5.85%, 03/31/21	2,535,472
			81,034,700
Turkey: 6.1%
		Turkish Government Bonds
TRY	14,015,000	6.30%, 02/14/18	4,717,830
	23,010,000	7.10%, 03/08/23	7,291,872
	1,650,000	8.20%, 11/16/16	585,894
	8,260,000	8.30%, 06/20/18	2,900,134
	9,190,000	8.50%, 07/10/19	3,220,009
	16,960,000	8.50%, 09/14/22	5,847,323
	20,988,000	8.80%, 11/14/18	7,465,869
	29,919,000	8.80%, 09/27/23	10,477,660
	29,158,000	9.00%, 03/08/17	10,469,735
	21,200,000	9.00%, 07/24/24	7,485,648
	17,188,000	9.50%, 01/12/22	6,237,004
	8,750,000	10.40%, 03/20/24	3,354,056
	19,162,000	10.50%, 01/15/20	7,220,343
			77,273,377
Total Government Obligations (Cost: $1,333,325,310)			1,139,568,139
Total Investments Before Collateral for Securities Loaned: 96.0% (Cost: $1,451,064,250)			1,221,866,847
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.2%
Repurchase Agreements: 0.2%
USD	902,251	Repurchase agreement dated 7/31/15 with Daiwa Capital Markets America, Inc., 0.16%, due 8/3/15, proceeds $902,263; (collateralized by various U.S. government and agency obligations, 0.00% to 9.88%, due 9/3/15 to 3/1/48, valued at $920,296 including accrued interest)	902,251
	1,000,000	Repurchase agreement dated 7/31/15 with Nomura Securities International, Inc., 0.15%, due 8/3/15, proceeds $1,000,013; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 8/15/15 to 6/20/65, valued at $1,020,000 including accrued interest)	1,000,000
	1,000,000	Repurchase agreement dated 7/31/15 with Royal Bank of Scotland Plc, 0.17%, due 8/3/15, proceeds $1,000,014; (collateralized by various U.S. government and agency obligations, 0.07% to 3.38%, due 1/31/16 to 5/15/23, valued at $1,020,001 including accrued interest)	1,000,000

Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $2,902,251)			2,902,251
Total Investments: 96.2% (Cost: $1,453,966,501)			1,224,769,098
Other assets less liabilities: 3.8%			47,943,574
NET ASSETS: 100.0%			$1,272,712,672

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $2,581,506.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer, Non-cyclical	0.5%	$5,579,344
Energy	1.1	13,856,148
Financial	1.9	23,829,103
Government	93.3	1,139,568,139
Industrial	0.9	11,277,793
Utilities	2.3	27,756,320
	100.0%	$1,221,866,847

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$82,298,708	$—	$82,298,708
Government Obligations*	—	1,139,568,139	—	1,139,568,139
Repurchase Agreements	—	2,902,251	—	2,902,251
Total	$—	$1,224,769,098	$—	$1,224,769,098

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2015.

See Notes to Schedules of Investments

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 98.2%
Canada: 0.1%
$40,000	Bombardier, Inc. 6.00%, 04/15/17 (c) Reg S	$32,750
Cayman Islands: 4.8%
100,000	Mizuho Capital Investment 1 Ltd. 6.69%, 06/30/16 (c) Reg S	104,125
100,000	SMFG Preferred Capital USD 3 Ltd. 9.50%, 07/25/18 (c) Reg S	119,968
	Transocean, Inc.
385,000	4.30%, 07/15/22 (c) †	281,531
355,000	6.00%, 03/15/18 †	342,575
265,000	6.50%, 11/15/20 †	230,550
455,000	6.80%, 03/15/38	316,225
550,000	6.88%, 12/15/21 †	466,812
		1,861,786
Finland: 1.7%
	Nokia OYJ
255,000	5.38%, 05/15/19	271,933
90,000	6.63%, 05/15/39	98,100
90,000	Stora Enso OYJ
	7.25%, 04/15/36 144A	96,750
180,000	UPM-Kymmene OYJ
	7.45%, 11/26/27 144A	211,500
		678,283
France: 3.1%
60,000	Banque PSA Finance 5.75%, 04/04/21 144A	65,042
85,000	BPCE SA 12.50%, 09/30/19 (c) 144A	112,625
	Credit Agricole SA
225,000	6.64%, 05/31/17 (c) Reg S	233,719
250,000	8.38%, 10/13/19 (c) 144A	287,500
260,000	Lafarge SA 7.13%, 07/15/36	319,008
	Societe Generale
75,000	5.92%, 04/05/17 (c) 144A	76,866
100,000	5.92%, 04/05/17 (c) Reg S	102,488
		1,197,248
Italy: 1.1%
455,000	Intesa Sanpaolo SpA 5.02%, 06/26/24 144A	449,183
Japan: 1.5%
565,000	SoftBank Corp. 4.50%, 04/15/20 144A	568,531
Liberia: 0.3%
100,000	Royal Caribbean Cruises 7.25%, 03/15/18	110,370
Luxembourg: 11.4%
	ArcelorMittal
325,000	5.25%, 02/25/17	336,781
500,000	6.13%, 06/01/18	530,538
355,000	6.25%, 03/01/21 †	359,881
305,000	7.00%, 02/25/22	314,150
330,000	7.50%, 03/01/41	315,975
365,000	7.75%, 10/15/39	354,050
405,000	10.60%, 06/01/19	484,987
	Telecom Italia Capital
440,000	6.00%, 09/30/34	437,800
380,000	6.38%, 11/15/33	393,300
350,000	7.00%, 06/04/18	385,875
310,000	7.72%, 06/04/38	358,050
150,000	UniCredit Luxembourg Finance SA 6.00%, 10/31/17 144A	158,155
		4,429,542
Netherlands: 0.7%
265,000	Royal Bank of Scotland NV 4.65%, 06/04/18	276,292
Norway: 1.2%
	Eksportfinans ASA
85,000	2.38%, 05/25/16	85,106
365,000	5.50%, 06/26/17	386,933
		472,039
Spain: 0.4%
150,000	BBVA International Preferred SAU 5.92%, 04/18/17 (c) †	154,500
Switzerland: 0.1%
50,000	Credit Suisse 5.86%, 05/15/17 (c)	52,625
United Kingdom: 6.4%
260,000	Barclays Bank Plc Perpetual 6.28%, 12/15/34 (c)	280,909
210,000	Hanson Ltd. 6.13%, 08/15/16	218,952
	Lloyds Banking Group Plc
135,000	6.41%, 10/01/35 (c) 144A	151,538
150,000	6.66%, 05/21/37 (c) † 144A	169,313
	Royal Bank of Scotland Group Plc
325,000	6.99%, 10/05/17 (c) 144A	384,719
390,000	7.64%, 09/30/17 (c) †	418,275
	Tesco Plc
405,000	5.50%, 11/15/17 144A	431,941
210,000	6.15%, 11/15/37 144A	209,287
200,000	Virgin Media Secured Finance Plc 5.25%, 01/15/21	212,000
		2,476,934
United States: 65.4%
	ADT Corp.
175,000	2.25%, 07/15/17	174,781
200,000	3.50%, 07/15/22	184,124
160,000	4.13%, 06/15/23 †	150,400
185,000	4.88%, 07/15/42	145,225
80,000	Aecom Global II / URS Fox US LP 5.00%, 01/01/22 (c)	76,700
340,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	359,975
75,000	6.50%, 01/15/28	79,031
	Alcoa, Inc.
485,000	5.40%, 01/15/21 (c)	503,187
115,000	5.55%, 02/01/17	120,614
210,000	5.72%, 02/23/19	224,438
180,000	5.90%, 02/01/27	184,986
115,000	5.95%, 02/01/37	114,425
300,000	6.15%, 08/15/20	324,000
250,000	6.75%, 07/15/18	275,937
	Allegheny Technologies, Inc.
210,000	5.95%, 10/15/20 (c)	200,550
150,000	6.63%, 05/15/23 (c)	142,155
177,000	Ally Financial, Inc. 8.00%, 11/01/31	221,693
100,000	Ameren Energy Generating Co. 7.95%, 06/01/32	94,500
618,000	ARC Properties Operating Partnership LP 2.00%, 02/06/17	606,412
	Avon Products, Inc.
200,000	5.35%, 03/15/20 †	175,500
295,000	5.75%, 03/15/23 †	241,900
73,000	BAC Capital Trust XI 6.63%, 05/23/36	84,590
100,000	Belo Corp. 7.25%, 09/15/27	107,000
170,000	Best Buy Co., Inc. 5.50%, 12/15/20 (c) †	177,693
75,000	BMC Software, Inc. 7.25%, 06/01/18	65,906
20,000	Brunswick Corp. 7.13%, 08/01/27	21,500
	CenturyLink, Inc.
150,000	6.00%, 04/01/17	157,688
300,000	6.88%, 01/15/28	290,250
270,000	7.60%, 09/15/39	241,650
75,000	Choice Hotels International, Inc. 5.70%, 08/28/20	81,000
50,000	Cincinnati Bell Tel. Co. 6.30%, 12/01/28	48,250
11,000	Citigroup Capital III 7.63%, 12/01/36	13,767
125,000	Clear Channel Communications, Inc. 7.25%, 10/15/27	96,250
	Cliffs Natural Resources, Inc.
130,000	5.95%, 01/15/18	70,850
203,000	7.75%, 03/31/17 (c) † 144A	97,440
230,000	Commercial Metals Co. 6.50%, 07/15/17	246,100
60,000	ConAgra Foods, Inc. 9.75%, 03/01/21	76,012
90,000	Cooper Tire & Rubber Co. 7.63%, 03/15/27	94,950
50,000	Countrywide Capital III 8.05%, 06/15/27	62,504
50,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	56,000
	DCP Midstream LLC
340,000	4.75%, 09/30/21 144A	323,306
280,000	5.35%, 03/15/20 144A	276,727
	DCP Midstream Operating LP
220,000	2.50%, 11/01/17 (c)	212,438
265,000	3.88%, 12/15/22 (c)	225,252
25,000	Dean Holding Co. 6.90%, 10/15/17	26,844
	Dell, Inc.
205,000	4.63%, 04/01/21	203,847
150,000	5.88%, 06/15/19	157,875
210,000	6.50%, 04/15/38	194,775
200,000	Dresdner Funding Trust I 8.15%, 06/30/29 (c) 144A	251,500
258,000	Edgewell Personal Care 4.70%, 05/24/22	263,366
375,000	Embarq Corp. 8.00%, 06/01/36	410,737
100,000	Energen Corp. 4.63%, 06/01/21 (c)	93,500
100,000	Family Dollar Store, Inc. 5.00%, 02/01/21	104,373
60,000	Fifth Street Finance Corp. 4.88%, 03/01/19	61,125
60,000	First Niagara Financial Group, Inc. 7.25%, 12/15/21	67,035
50,000	First Tennessee Capital II 6.30%, 04/15/34	50,109
	FirstEnergy Corp.
295,000	4.25%, 12/15/22 (c)	299,977
460,000	7.38%, 11/15/31	565,743
365,000	Frontier Communications Corp. 9.00%, 08/15/31	334,887
90,000	GenOn AmerIcas Generation, LLC 9.13%, 05/01/31 †	81,450
	Genworth Holdings, Inc.
230,000	4.80%, 02/15/24	201,106
60,000	6.15%, 11/15/16 (c) †	35,850
230,000	6.52%, 05/22/18	244,375
315,000	7.63%, 09/24/21 †	339,019
130,000	7.70%, 06/15/20	143,488
384,000	Goldman Sachs Capital I 6.35%, 02/15/34	456,793
50,000	Goodyear Tire & Rubber Co. 7.00%, 03/15/28	54,550
100,000	Graham Holdings Co. 7.25%, 02/01/19	109,253
240,000	H. J. Heinz Finance Co. 7.13%, 08/01/39 144A	303,096
100,000	Harsco Corp. 5.75%, 05/15/18	102,750
	HCA, Inc.
100,000	7.50%, 11/15/95	100,500
90,000	7.69%, 06/15/25	102,375
70,000	8.36%, 01/00/00 (p)	82,250
280,000	Hospira, Inc. 6.05%, 03/30/17	300,739
75,000	Illinois Power Generating 7.00%, 04/15/18 †	71,438
165,000	International Game Technology 7.50%, 06/15/19	177,375
415,000	JC Penney Corp., Inc. 7.40%, 01/00/00 (p)	335,112
75,000	Knight Ridder, Inc. 5.75%, 09/01/17	76,313
130,000	Kraft Heinz Foods Co. 6.38%, 07/15/28	147,550
	L Brands, Inc.
185,000	6.90%, 07/15/17	202,344
165,000	6.95%, 03/01/33	175,313
50,000	Land O’Lakes, Inc. 6.00%, 08/15/22 (c) 144A	53,750
	Leidos, Inc.
130,000	5.50%, 07/01/33	124,987
160,000	7.13%, 07/01/32	168,637
260,000	Leucadia National Corp. 5.50%, 01/18/23 (c)	269,253
	Masco Corp.
85,000	5.85%, 03/15/17	89,888
250,000	6.13%, 10/03/16	263,825
175,000	6.50%, 08/15/32	182,000
200,000	MDC Holdings, Inc. 5.63%, 02/01/20	211,000
	Meccanica Holdings USA, Inc.
190,000	6.25%, 07/15/19 144A	206,150
115,000	6.25%, 01/15/40 144A	112,988
380,000	New Albertsons, Inc. 8.00%, 05/01/31	383,800
410,000	NGPL Pipeco LLC 7.12%, 12/15/17 144A	412,050
	NuStar Logistics, LP
175,000	4.80%, 09/01/20	175,000
80,000	8.15%, 04/15/18	88,700
270,000	ONEOK, Inc. 4.25%, 11/02/21 (c)	262,481
200,000	Pactiv LLC 7.95%, 12/15/25	193,000
290,000	PPL Energy Supply LLC 4.60%, 09/15/21 (c) †	259,985
50,000	Provident Financing Trust I 7.41%, 03/15/38	58,250
	PulteGroup, Inc.
175,000	7.63%, 10/15/17	192,938
80,000	7.88%, 06/15/32	92,400
100,000	QEP Resources, Inc. 6.80%, 03/01/20	101,220
50,000	Red Oak Power LLC 9.20%, 11/30/29	55,750
75,000	Rite Aid Corp. 7.70%, 02/15/27	87,750
	Rockies Express Pipeline
195,000	5.63%, 04/15/20 144A	197,925
130,000	6.85%, 07/15/18 144A	137,150
96,000	6.88%, 04/15/40 144A	100,080
	RR Donnelley & Sons Co.
18,000	6.13%, 01/15/17 †	18,900
275,000	7.63%, 06/15/20	312,812
295,000	Safeway, Inc. 7.25%, 02/01/31 †	293,894
60,000	Seacor Holdings, Inc. 7.38%, 10/01/19	62,925
80,000	Sealed Air Corp. 6.88%, 07/15/33 144A	82,000
50,000	ServiceMaster Co. LLC 7.45%, 08/15/27	50,375
	SLM Corp.
150,000	5.63%, 08/01/33	108,000
350,000	6.00%, 01/25/17	357,656
355,000	8.00%, 03/25/20	370,087
715,000	8.45%, 06/15/18	773,987
625,000	Springleaf Finance Corp. 6.90%, 12/15/17	667,187
	Sprint Capital Corp.
620,000	6.88%, 11/15/28	527,000
540,000	6.90%, 05/01/19	530,550
680,000	8.75%, 03/15/32	645,150
200,000	Sprint Nextel Corp. 6.00%, 12/01/16	204,500
135,000	Synovus Financial Corp. 5.13%, 06/15/17	139,455
110,000	Talen Energy Supply LLC 6.50%, 05/01/18 †	117,838
120,000	Tenet Healthcare Corp. 6.88%, 11/15/31	113,400
42,000	Textron Financial Corp. 6.00%, 02/15/17 (c) 144A	34,125
160,000	Toll Brothers Finance Corp. 6.75%, 11/01/19	180,800
85,000	Toys R Us, Inc. 7.38%, 10/15/18	58,650
100,000	TRW Automotive, Inc. 4.45%, 09/01/23 (c) 144A	96,250
110,000	United States Cellular Corp. 6.70%, 12/15/33	103,092
270,000	United States Steel Corp. 7.00%, 02/01/18 †	279,534
150,000	Vulcan Materials Co. 7.00%, 06/15/18	169,500
30,000	Wendy’s International 7.00%, 12/15/25	32,325
		25,467,337
Total Corporate Bonds (Cost: $38,364,871)		38,227,420

Number of Shares
MONEY MARKET FUND: 0.3% (Cost: $142,053)
142,053	Dreyfus Government Cash Management Fund	142,053

Total Investments Before Collateral for Securities Loaned: 98.5% (Cost: $38,506,924)		38,369,473

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 10.9%
Repurchase Agreements: 10.9%
$212,489	Repurchase agreement dated 7/31/15 with Barclays Capital, 0.15%, due 8/3/15, proceeds $212,492; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 8/15/15 to 11/15/44, valued at $216,739 including accrued interest)	212,489
1,009,403	Repurchase agreement dated 7/31/15 with Citigroup Global Markets, Inc., 0.16%, due 8/3/15, proceeds $1,009,416; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 4/30/16 to 9/1/47, valued at $1,029,591 including accrued interest)	1,009,403
1,009,403	Repurchase agreement dated 7/31/15 with HSBC Securities USA, Inc., 0.14%, due 8/3/15, proceeds $1,009,415; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 8/1/22 to 8/1/48, valued at $1,029,592 including accrued interest)	1,009,403
1,009,403	Repurchase agreement dated 7/31/15 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.15%, due 8/3/15, proceeds $1,009,416; (collateralized by various U.S. government and agency obligations, 2.38% to 4.66%, due 10/20/16 to 7/20/62, valued at $1,029,591 including accrued interest)	1,009,403
1,009,403	Repurchase agreement dated 7/31/15 with Mizuho Securities USA, Inc., 0.19%, due 8/3/15, proceeds $1,009,419; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 6/13/16 to 7/1/43, valued at $1,029,591 including accrued interest)	1,009,403
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $4,250,101)		4,250,101
Total Investments: 109.4% (Cost: $42,757,025)		42,619,574
Liabilities in excess of other assets: (9.4)%		(3,679,196)
NET ASSETS: 100.0%		$38,940,378

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $4,093,710.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $6,057,487, or 15.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	15.1%	$5,788,828
Communications	18.1	6,937,912
Consumer, Cyclical	7.5	2,870,493
Consumer, Non-cyclical	10.7	4,098,532
Diversified	0.7	269,253
Energy	11.2	4,306,447
Financial	24.5	9,417,994
Industrial	6.2	2,368,877
Technology	1.6	622,403
Utilities	4.0	1,546,681
Money Market Fund	0.4	142,053
	100.0%	$38,369,473

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$38,227,420	$—	$38,227,420
Money Market Fund	142,053	—	—	142,053
Repurchase Agreements	—	4,250,101	—	4,250,101
Total	$142,053	$42,477,521	$—	$42,619,574

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2015.

See Notes to Schedules of Investments

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 96.6%
Argentina: 0.7%
USD	80,850	Aeropuertos Argentinia 2000 SA 10.75%, 12/22/15 (c) Reg S	$86,752
	100,000	Arcor SAIC 7.25%, 09/24/15 (c) 144A	103,125
	200,000	Inversiones y Representaciones SA 11.50%, 07/20/20 Reg S	226,031
		Pan American Energy LLC
	150,000	7.88%, 05/07/21 Reg S	155,813
	25,000	7.88%, 05/07/21 144A	25,969
	385,000	YPF SA
		8.88%, 12/19/18 144A	401,362
			999,052
Australia: 0.7%
	100,000	Barminco Finance Pty Ltd. 9.00%, 06/01/18 † 144A	90,750
		FMG Resources August 2006 Pty Ltd.
	615,000	6.88%, 04/01/17 (c) † 144A	358,299
	280,000	8.25%, 11/01/15 (c) † 144A	204,750
EUR	300,000	Origin Energy Finance Ltd.
		7.88%, 06/16/18 (c) Reg S	349,851
			1,003,650
Austria: 1.2%
	550,000	Hypo Alpe-Adria-Bank International AG 4.38%, 01/24/17	388,911
USD	300,000	JBS Investments GmbH 7.25%, 04/03/19 (c) † 144A	309,000
EUR	300,000	Raiffeisen Bank International 4.50%, 02/21/20 (c) † Reg S	273,450
USD	300,000	Sappi Papier Holding GmbH 7.75%, 04/15/17 (c) 144A	324,000
EUR	150,000	Telekom Austria AG 5.63%, 02/01/18 (c) Reg S	178,157
	200,000	Wienerberger AG 6.50%, 02/09/21 (c)	231,141
			1,704,659
Barbados: 0.2%
USD	250,000	Columbus International, Inc. 7.38%, 03/30/18 (c) 144A	266,562
Belgium: 0.2%
EUR	200,000	Barry Callebaut Services NV 5.63%, 06/15/21 Reg S	263,891
Bermuda: 0.9%
USD	200,000	China Oil & Gas Group Ltd. 5.25%, 04/25/16 (c) † 144A	199,389
		Digicel Group Ltd.
	160,000	7.13%, 04/01/17 (c) 144A	147,600
	500,000	8.25%, 09/30/16 (c) 144A	496,250
	240,000	Digicel Ltd. 6.00%, 04/15/16 (c) 144A	226,800
	200,000	Inkia Energy Ltd. 8.38%, 04/04/16 (c) 144A	213,700
			1,283,739
Brazil: 1.2%
	225,000	Banco BMG SA 9.95%, 11/05/19 Reg S	227,431
	180,000	Banco BTG Pactual SA 5.75%, 09/28/22 Reg S	162,000
	400,000	Banco do Brasil SA 5.88%, 01/19/23 † 144A	381,754
	200,000	Banco do Estado do Rio Grande do Sul SA 7.38%, 02/02/22 Reg S	191,000
	425,000	Cent Elet Brasileiras SA 6.88%, 07/30/19 144A	418,625
		Telemar Norte Leste SA
EUR	200,000	5.13%, 12/15/17 Reg S	224,307
USD	145,000	5.50%, 10/23/20 144A	125,425
			1,730,542
British Virgin Islands: 1.3%
	100,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	96,250
	300,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	261,750
	200,000	Road King 2012 Ltd. 9.88%, 09/18/15 (c) Reg S	209,750
	200,000	Sparkle Assets Ltd. 6.88%, 01/30/17 (c) † Reg S	212,480
	200,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/28/17 (c) Reg S	190,500
	300,000	Studio City Finance Ltd. 8.50%, 12/01/15 (c) † 144A	307,500
	400,000	Trillion Chance Ltd. 8.50%, 01/10/17 (c) Reg S	392,920
	200,000	Yingde Gases Investment Ltd. 8.13%, 04/22/16 (c) 144A	188,000
			1,859,150
Canada: 5.0%
		Air Canada
CAD	100,000	7.63%, 10/01/16 (c) 144A	82,248
USD	200,000	8.75%, 04/01/17 (c) 144A	221,750
	320,000	Baytex Energy Corp. 5.63%, 06/01/19 (c) 144A	276,800
		Bombardier, Inc.
EUR	300,000	6.13%, 05/15/21 † Reg S	327,560
USD	570,000	6.13%, 01/15/23 † 144A	464,550
CAD	299,000	7.35%, 12/22/26 144A	195,357
USD	250,000	Brookfield Residential 6.50%, 12/15/15 (c) 144A	253,750
	100,000	Cascades, Inc. 5.50%, 07/15/17 (c) 144A	97,125
CAD	185,000	Corus Entertainment, Inc. 4.25%, 02/11/20 Reg S	136,160
USD	200,000	Eldorado Gold Corp. 6.13%, 12/15/16 (c) 144A	184,000
		First Quantum Minerals Ltd.
	221,000	6.75%, 02/15/17 (c) † 144A	171,275
	321,000	7.00%, 02/15/18 (c) 144A	246,367
	200,000	Gibson Energy, Inc. 6.75%, 07/15/16 (c) 144A	204,500
CAD	250,000	Great Canadian Gaming Corp.
		6.63%, 07/25/17 (c) 144A	201,295
USD	200,000	Hudbay Minerals, Inc. 9.50%, 10/01/16 (c)	197,000
	200,000	Iamgold Corp. 6.75%, 10/01/16 (c) 144A	148,000
	250,000	Jupiter Resources, Inc. 8.50%, 10/01/17 (c) 144A	171,250
	256,000	Lightstream Resources 8.63%, 02/01/16 (c) † 144A	111,040
	250,000	Lundin Mining Corp. 7.50%, 11/01/17 (c) 144A	254,375
	400,000	MEG Energy Corp. 6.38%, 07/30/17 (c) 144A	358,000
	200,000	New Gold, Inc. 6.25%, 11/15/17 (c) 144A	179,000
	550,000	New Red Finance, Inc. 6.00%, 10/01/17 (c) 144A	569,140
	100,000	Northern Blizzard Resources, Inc. 7.25%, 02/01/17 (c) 144A	94,000
	250,000	NOVA Chemicals Corp. 5.25%, 08/01/18 (c) 144A	250,937
		Pacific Rubiales Energy Corp.
	280,000	5.13%, 03/28/18 (c) 144A	178,500
	220,000	5.38%, 01/26/17 (c) 144A	156,750
	226,000	5.63%, 01/19/20 (c) 144A	143,442
	360,000	Precision Drilling Corp. 6.50%, 12/15/16 (c)	342,900
	60,000	Quebecor Media, Inc. 5.75%, 01/15/23	61,725
CAD	235,000	6.63%, 01/15/23 144A	191,250
USD	200,000	Seven Generations Energy Ltd. 8.25%, 05/15/16 (c) 144A	206,000
	200,000	Telesat Canada / Telesat, LLC 6.00%, 09/24/15 (c) 144A	203,875
	300,000	Tervita Corp. 9.75%, 11/01/15 (c) 144A	181,500
CAD	300,000	Videotron Ltd. 6.88%, 06/15/16 (c) 144A	247,608
			7,309,029
Cayman Islands: 4.9%
USD	330,000	Agile Property Holdings Ltd. 8.88%, 09/23/15 (c) † Reg S	335,775
	200,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	190,492
GBP	100,000	Brakes Capital 7.13%, 12/15/15 (c) Reg S	162,136
USD	200,000	Central China Real Estate 8.00%, 01/28/17 (c) † Reg S	194,542
	500,000	Country Garden Holdings Co. Ltd. 7.50%, 01/10/18 (c) 144A	513,750
	300,000	Emaar Sukuk Ltd. 6.40%, 07/18/19 Reg S	339,000
	200,000	Evergrande Real Estate Group Ltd. 8.75%, 10/30/16 (c) 144A	192,500
	150,000	Global A&T Electronics Ltd. 10.00%, 02/01/16 (c) 144A	135,378
	300,000	Greenland Hong Kong Holdings Ltd. 4.38%, 08/07/17 † Reg S	302,109
	200,000	Greentown China Holdings Ltd. 8.50%, 02/04/16 (c) Reg S	211,500
	200,000	Industrial Senior Trust 5.50%, 11/01/22 Reg S	194,250
	200,000	Jafz Sukuk Ltd. 7.00%, 06/19/19 Reg S	229,160
	400,000	KWG Property Holdings Ltd. 8.98%, 01/14/17 (c) † Reg S	409,446
	300,000	Longfor Properties 6.88%, 10/18/16 (c) † Reg S	319,500
	300,000	MIE Holdings Corp. 7.50%, 04/25/17 (c) 144A	213,726
	90,000	Mizuho Capital Investment 1 Ltd. 6.69%, 06/30/16 (c) Reg S	93,713
	50,000	6.69%, 06/30/16 (c) 144A	52,063
	200,000	Mongolian Mining Corp. 8.88%, 09/23/15 (c) Reg S	121,380
	367,640	Odebrecht Offshore Drilling Finance Ltd. 6.75%, 12/01/21 (c) 144A	238,047
	170,000	Sable International Finance Ltd. 8.75%, 02/01/16 (c) Reg S	183,600
	400,000	Shimao Property Holdings Ltd. 8.38%, 02/10/19 (c) Reg S	415,659
	300,000	SOHO China Ltd. 7.13%, 11/07/17 (c) Reg S	306,933
	200,000	Sunac China Holdings Ltd. 9.38%, 04/05/16 (c) Reg S	205,254
	200,000	Suzano Trading Ltd. 5.88%, 01/23/21 † 144A	209,000
	200,000	TAM Capital 3, Inc. 8.38%, 06/03/16 (c) 144A	206,750
	200,000	Texhong Textile Group Ltd. 6.50%, 01/18/17 (c) Reg S	200,500
	405,000	UPCB Finance IV Ltd. 5.38%, 01/15/20 (c) 144A	393,862
	360,000	Wynn Macau Ltd. 5.25%, 10/15/16 (c) † 144A	344,250
	200,000	Yuzhou Properties Co., Ltd. 8.63%, 01/24/17 (c) † Reg S	202,000
			7,116,275
China/Hong Kong: 0.3%
	200,000	China CITIC Bank International Ltd. 6.88%, 06/24/20 Reg S	224,762
	180,000	Yancoal International Resources Development Co. Ltd. 5.73%, 05/16/22 144A	161,413
			386,175
Colombia: 0.4%
	100,000	Banco Davivienda SA 5.88%, 07/09/22 Reg S	103,500
	80,000	Banco GNB Sudameris SA 7.50%, 07/30/22 Reg S	86,200
	50,000	7.50%, 07/30/22 144A	53,875
	300,000	Colombia Telecomunicaciones SA, ESP 5.38%, 09/27/17 (c) Reg S	299,400
			542,975
Croatia: 0.4%
		Agrokor D.D.
	175,000	8.88%, 02/01/16 (c) Reg S	190,852
	150,000	8.88%, 02/01/16 (c) 144A	163,587
	200,000	Hrvatska Elektroprivreda 6.00%, 11/09/17 Reg S	209,500
			563,939
Denmark: 0.3%
GBP	200,000	Danske Bank A/S 5.68%, 02/15/17 (c)	320,340
USD	220,000	Welltec A/S 8.00%, 09/24/15 (c) 144A	206,250
			526,590
Dominican Republic: 0.1%
	100,000	Aeropuertos Dominicanos Siglo XXI SA
		9.75%, 11/13/15 (c) (s) Reg S	103,500
Finland: 0.5%
	334,000	Nokia OYJ 5.38%, 05/15/19	356,179
EUR	100,000	Stora Enso OYJ 5.50%, 03/07/19 Reg S	123,274
USD	210,000	UPM-Kymmene OYJ 7.45%, 11/26/27 144A	246,750
			726,203
France: 6.2%
EUR	200,000	Accor SA 4.13%, 06/30/20 (c) Reg S	225,528
		Areva SA
	200,000	3.13%, 12/20/22 (c) Reg S	211,369
	200,000	3.50%, 03/22/21	221,058
	150,000	3.88%, 09/23/16	169,294
	200,000	4.38%, 11/06/19	231,218
	200,000	4.88%, 09/23/24	231,970
	220,000	BPCE SA 12.50%, 09/30/19 (c)	333,063
	200,000	Casino Guichard Perrachon 4.87%, 01/31/19 (c) Reg S	227,566
USD	290,000	Cie Generale de Geophysique - Veritas 6.50%, 06/01/16 (c)	221,850
		Credit Agricole SA
EUR	400,000	8.20%, 03/31/18 (c)	510,993
USD	200,000	8.38%, 10/13/19 (c) 144A	230,000
EUR	200,000	Faurecia 9.38%, 12/15/16 † Reg S	245,829
	350,000	Groupama SA 7.88%, 10/27/19 (c)	448,087
	267,000	Italcementi Finance SA 6.63%, 03/19/20 (s) Reg S	345,970
	150,000	Labco SAS 8.50%, 01/15/18 (c) Reg S	173,600
		Lafarge SA
	300,000	4.75%, 09/30/20 Reg S	388,331
	450,000	6.63%, 11/29/18 Reg S	568,292
	311,000	8.88%, 11/24/16 Reg S	379,178
	300,000	Loxam SAS 4.88%, 07/23/17 (c) 144A	342,193
	100,000	Médi-Partenaires SAS 7.00%, 05/15/16 (c) Reg S	118,471
USD	200,000	Natixis SA 10.00%, 04/30/18 (c) 144A	234,500
EUR	200,000	Nexans SA 4.25%, 03/19/18	232,648
		Numericable Group SA
	725,000	5.63%, 05/15/19 (c) 144A	824,446
USD	600,000	6.00%, 05/15/17 (c) 144A	612,000
EUR	360,000	Peugeot SA 7.38%, 03/06/18 Reg S	456,884
	350,000	Societe Generale SA
		9.38%, 09/04/19 (c) Reg S	479,505
	300,000	Veolia Environnement
		4.45%, 04/16/18 (c) Reg S	347,147
			9,010,990
Germany: 3.2%
	200,000	Bayerische Landesbank 5.75%, 10/23/17 † Reg S	239,198
	600,000	Commerzbank AG 7.75%, 03/16/21	815,711
	274,000	Deutsche Lufthansa AG 6.50%, 07/07/16 Reg S	319,968
	150,000	Franz Haniel & Cie. GmbH 5.88%, 02/01/17	177,401
	200,000	Hapag-Lloyd AG 7.75%, 10/01/15 (c) Reg S	229,148
	120,000	KM Germany Holdings GmbH 8.75%, 12/15/15 (c) 144A	143,645
USD	200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/24 Reg S	197,830
EUR	300,000	Techem GmbH 6.13%, 10/01/15 (c) Reg S	349,271
		ThyssenKrupp AG
	100,000	3.13%, 07/25/19 (c) Reg S	115,382
	595,000	4.00%, 08/27/18	703,732
	42,000	4.38%, 02/28/17	48,728
	180,000	Trionista HoldCo GmbH 5.00%, 04/30/16 (c) Reg S	206,828
		Unitymedia Hessen GmbH & Co.
	660,000	4.00%, 01/15/20 (c) Reg S	746,520
	360,000	5.50%, 09/15/17 (c) Reg S	427,360
			4,720,722
Hungary: 0.1%
	180,000	OTP Bank Plc 5.27%, 09/19/16 †	205,834
India: 0.2%
		ICICI Bank Ltd.
USD	110,000	6.38%, 04/30/17 (c) Reg S	114,400
	200,000	6.38%, 04/30/17 (c) 144A	208,000
			322,400
Indonesia: 0.2%
	200,000	Berau Coal Energy Tbk PT 7.25%, 09/24/15 (c) 144A	122,200
	200,000	Gajah Tunggal Tbk PT 7.75%, 02/06/16 (c) 144A	152,250
			274,450
Ireland: 4.4%
	700,000	Aercap Ireland Capital Ltd. 4.50%, 05/15/21 144A	712,250
	360,000	Alfa Bank 7.75%, 04/28/21 † Reg S	361,800
EUR	300,000	Allied Irish Banks Plc 2.75%, 04/16/19 Reg S	347,404
	550,000	Ardagh Packaging Finance Plc 4.25%, 06/30/17 (c) Reg S	615,531
	300,000	Bank of Ireland 4.25%, 06/11/19 (c) Reg S	340,961
USD	200,000	EuroChem Mineral & Chemical Co. OJSC 5.13%, 12/12/17 144A	202,372
		Gazprombank OJSC
EUR	600,000	4.00%, 07/01/19 Reg S	623,964
USD	200,000	7.25%, 05/03/19 Reg S	201,242
	180,000	Grifols Worldwide Operations Ltd. 5.25%, 04/01/17 (c)	182,250
	300,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	279,786
	250,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	227,500
	200,000	Nomos Bank 7.25%, 04/25/18 144A	201,260
	350,000	Novatek OAO 4.42%, 12/13/22 144A	306,827
	510,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	434,775
	675,000	Russian Railways 5.70%, 04/05/22 Reg S	644,625
	200,000	SCF Capital Ltd. 5.38%, 10/27/17 144A	196,634
	200,000	Sibur Securities Ltd. 3.91%, 01/31/18 144A	191,750
EUR	306,000	Smurfit Kappa Acquisitions 5.13%, 06/15/18 (c) Reg S	371,470
			6,442,401
Israel: 0.2%
USD	240,000	B Communications Ltd. 7.38%, 02/15/17 (c) 144A	259,800
Italy: 6.8%
EUR	100,000	Astaldi SpA 7.13%, 12/01/16 (c) Reg S	117,252
	300,000	Banca Monte dei Paschi di Siena SpA 3.63%, 04/01/19 Reg S	339,573
GBP	200,000	5.75%, 09/30/16	311,698
EUR	200,000	Banca Popolare di Milano 7.13%, 03/01/21 Reg S	255,587
	400,000	Banca Popolare Di Vicenza 5.00%, 10/25/18 Reg S	455,291
		Banco Popolare SC
	400,000	3.50%, 03/14/19 Reg S	458,065
	250,000	6.00%, 11/05/20 Reg S	298,289
	175,000	Buzzi Unicem SpA 6.25%, 09/28/18 Reg S	219,484
		Enel SpA
	200,000	6.50%, 01/10/19 (c) Reg S	246,237
USD	445,000	8.75%, 09/24/23 (c) 144A	523,320
		Finmeccanica Finance SA
EUR	100,000	4.38%, 12/05/17	118,410
	186,000	5.25%, 01/21/22	232,868
GBP	175,000	8.00%, 12/16/19	320,200
EUR	217,000	Finmeccanica SpA 4.88%, 03/24/25	264,220
		Intesa Sanpaolo SpA
	350,000	5.00%, 09/23/19 Reg S	428,797
	300,000	6.63%, 09/13/23 Reg S	410,019
	200,000	8.05%, 06/20/18 (c)	248,895
	350,000	8.38%, 10/14/19 (c) Reg S	457,270
		Telecom Italia SpA
	950,000	5.25%, 02/10/22 Reg S	1,222,997
	800,000	5.38%, 01/29/19 Reg S	999,245
GBP	150,000	6.38%, 06/24/19	257,455
		UniCredit SpA
EUR	300,000	5.83%, 10/28/20 (c) Reg S	364,968
	150,000	6.70%, 06/05/18	185,443
	300,000	6.95%, 10/31/22 Reg S	395,756
	250,000	Unipol Gruppo Finanziario SpA 5.00%, 01/11/17 Reg S	289,838
	200,000	UnipolSai SpA 5.75%, 06/18/24 (c) Reg S	219,857
	250,000	Veneto Banca SCPA 4.00%, 01/20/17 Reg S	279,984
			9,921,018
Japan: 0.8%
USD	1,150,000	SoftBank Corp. 4.50%, 04/15/20 144A	1,157,187
Kazakhstan: 0.5%
	200,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 05/03/17 Reg S	207,786
EUR	264,000	Kazkommertsbank JSC 6.88%, 02/13/17	289,493
USD	200,000	Zhaikmunai International BV 7.13%, 11/13/16 (c) 144A	183,040
			680,319
Luxembourg: 17.8%
	200,000	Accudyne Industries Borrower 7.75%, 12/15/15 (c) 144A	183,500
	200,000	Aguila 3 SA 7.88%, 09/24/15 (c) 144A	206,000
	200,000	Albea Beauty Holdings SA 8.38%, 11/01/15 (c) 144A	213,500
	220,000	Alrosa Finance SA 7.75%, 11/03/20 144A	232,155
		Altice Financing SA
	400,000	6.63%, 02/15/18 (c) 144A	413,000
	350,000	9.88%, 12/15/16 (c) 144A	389,375
	1,030,000	Altice SA 7.75%, 05/15/17 (c) 144A	1,040,300
		ArcelorMittal
	225,000	5.25%, 02/25/17 (s)	233,156
	340,000	6.13%, 06/01/18	360,766
	470,000	7.00%, 02/25/22 (s)	484,100
	675,000	7.50%, 03/01/41 (s)	646,312
	250,000	7.75%, 10/15/39 (s)	242,500
	340,000	10.60%, 06/01/19 (s)	407,150
	217,771	Ardagh Finance Holdings SA 8.63%, 06/15/16 (c) 144A	228,660
GBP	100,000	Cabot Financial Luxembourg SA 6.50%, 04/01/17 (c) Reg S	151,999
USD	324,000	CHC Helikopter SA 9.25%, 10/15/15 (c) †	210,600
EUR	70,811	Cirsa Funding Luxembourg SA 8.75%, 09/23/15 (c) Reg S	80,504
	100,000	Clariant Finance Luxembourg SA 5.63%, 01/24/17	118,566
USD	200,000	Consolidated Energy Finance SA 6.75%, 10/15/16 (c) 144A	203,004
	240,000	Convatec Healthcare E SA 10.50%, 09/24/15 (c) 144A	252,900
	200,000	Cosan Luxembourg SA 5.00%, 03/14/18 (c) 144A	175,500
		CSN Resources SA
	220,000	6.50%, 07/21/20 † Reg S	168,300
	200,000	6.50%, 07/21/20 † 144A	153,000
EUR	175,000	Dufry Finance SCA 4.50%, 07/15/17 (c) Reg S	202,400
		Evraz Group SA
USD	300,000	6.50%, 04/22/20 Reg S	273,552
	180,000	6.50%, 04/22/20 144A	164,131
		Fiat Chrysler Finance Europe
EUR	720,000	4.75%, 07/15/22 Reg S	849,586
	250,000	6.63%, 03/15/18 Reg S	304,801
	620,000	Fiat Finance & Trade SA 7.00%, 03/23/17 Reg S	737,376
	450,000	Fiat Industrial Finance Europe SA 6.25%, 03/09/18 Reg S	549,258
	200,000	Findus Bondco SA 9.13%, 09/03/15 (c) Reg S	232,597
	100,000	Galapagos SA 5.38%, 06/15/17 (c) 144A	109,928
	71,429	Gategroup Finance Luxembourg SA 6.75%, 09/23/15 (c) Reg S	83,005
		Gazprom Neft OAO
USD	400,000	4.38%, 09/19/22 144A	342,000
	100,000	6.00%, 11/27/23 144A	92,383
		Gazprom OAO
	1,100,000	4.95%, 07/19/22 144A	1,017,500
	950,000	7.29%, 08/16/37 144A	910,100
	1,100,000	9.25%, 04/23/19 144A	1,232,044
EUR	100,000	Geo Debt Finance SCA 7.50%, 09/23/15 (c) Reg S	102,751
USD	250,000	Gestamp Funding Luxembourg SA 5.63%, 05/31/16 (c) 144A	259,375
EUR	759,000	HeidelbergCement Finance BV 8.00%, 01/31/17 Reg S	924,100
	400,000	Ineos Group Holdings SA
		5.75%, 02/15/16 (c) 144A	454,902
	100,000	5.75%, 02/15/16 (c) Reg S	113,726
USD	95,000	International Automotive Components Group SA 9.13%, 09/24/15 (c) 144A	97,256
EUR	150,000	Intralot Capital Luxembourg SA 6.00%, 05/15/17 (c) Reg S	147,498
	250,000	KION Finance SA 6.75%, 02/15/16 (c) Reg S	292,488
	150,000	Lecta SA 8.88%, 05/15/16 (c) Reg S	176,500
USD	120,000	MHP SA 8.25%, 04/02/20 144A	99,000
	350,000	Millicom International Cellular 6.63%, 10/15/17 (c) 144A	365,750
		Minerva Luxembourg SA
	195,000	7.75%, 01/31/18 (c) 144A	196,404
	200,000	12.25%, 02/10/17 (c) Reg S	221,000
	330,000	MOL Group Finance SA 6.25%, 09/26/19 † Reg S	359,162
	400,000	OAO TMK 6.75%, 04/03/20 Reg S	352,000
	200,000	Offshore Drilling Holding SA 8.63%, 09/20/17 (c) 144A	172,750
EUR	470,000	Olivetti Finance 7.75%, 01/24/33	719,803
	300,000	Play Finance 2 SA 5.25%, 02/01/16 (c) Reg S	343,056
USD	300,000	Puma International Financing SA 6.75%, 02/01/17 (c) Reg S	307,083
		Rosneft Finance SA
	200,000	7.25%, 02/02/20 144A	204,000
	300,000	7.88%, 03/13/18 144A	317,640
		Russian Agricultural Bank OJSC
	500,000	5.30%, 12/27/17 144A	498,750
	350,000	6.00%, 06/03/16 (c) 144A	321,125
		Sberbank of Russia
	300,000	4.95%, 02/07/17 144A	305,400
	550,000	5.13%, 10/29/22 144A	481,250
	200,000	5.18%, 06/28/19 Reg S	199,000
	290,000	6.13%, 02/07/22 144A	286,250
	300,000	Severstal OAO 6.70%, 10/25/17 144A	318,000
EUR	100,000	Takko Luxembourg 2 SCA 9.88%, 04/15/16 (c) Reg S	53,033
	300,000	Telenet Finance Luxembourg SCA 6.38%, 11/15/15 (c) Reg S	346,785
USD	100,000	Tonon Luxembourg SA 10.50%, 05/14/17 (c) 144A	60,000
	200,000	Topaz Marine SA 8.63%, 11/01/16 (c) 144A	198,500
EUR	330,000	UniCredit International Bank Luxembourg SA 8.13%, 12/10/19 (c) Reg S	417,468
USD	300,000	Virgolino de Oliveira Finance Ltd. 11.75%, 02/09/17 (c) (d) * Reg S	6,030
		VTB Bank OJSC
	360,000	6.88%, 05/29/18 144A	369,914
	600,000	6.95%, 10/17/22 144A	545,778
		Wind Acquisition Finance SA
EUR	100,000	4.00%, 07/15/16 (c) Reg S	113,109
	200,000	4.00%, 07/15/16 (c) 144A	226,218
USD	200,000	6.50%, 04/30/16 (c) 144A	213,250
	925,000	7.38%, 04/23/17 (c) 144A	982,812
			26,064,424
Marshall Islands: 0.3%
	350,000	Drill Rigs Holdings, Inc. 6.50%, 10/01/15 (c) 144A	281,750
	100,000	Teekay Corp. 8.50%, 01/15/20	110,250
			392,000
Mexico: 1.4%
	125,000	Axtel SAB de CV 9.00%, 01/31/16 (c) (s) 144A	123,750
	300,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	336,900
	228,000	Cemex SAB de CV 9.50%, 06/15/16 (c) 144A	250,230
	265,000	Empresas ICA SAB de CV 8.90%, 02/04/16 (c) Reg S	197,425
	250,000	Grupo Elektra SAB de CV 7.25%, 08/06/15 (c) Reg S	258,750
	200,000	Grupo KUO SAB de CV 6.25%, 12/04/17 (c) Reg S	209,500
	200,000	Servicios Corporativos Javer SAPI de CV 9.88%, 04/06/16 (c) Reg S	215,000
	250,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	257,500
	200,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	207,000
			2,056,055
Netherlands: 10.7%
	200,000	Access Finance BV 7.25%, 07/25/17 144A	194,760
	200,000	Carlson Wagonlit BV 6.88%, 09/24/15 (c) 144A	211,000
	200,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) 144A	158,000
EUR	210,000	Constellium NV 4.63%, 05/15/17 (c) † Reg S	211,717
USD	200,000	FBN Finance Co. BV 8.00%, 07/23/19 (c) 144A	177,533
		Fresenius Finance BV
EUR	191,000	2.88%, 07/15/20 144A	223,710
	185,000	4.00%, 02/01/24 144A	228,859
	50,000	4.00%, 02/01/24 Reg S	61,854
	200,000	Gas Natural Fenosa Finance BV 4.13%, 11/18/22 (c) Reg S	225,804
		Generali Finance BV
	250,000	4.60%, 11/21/25 (c) Reg S	275,520
	400,000	5.48%, 02/08/17 (c)	458,614
	200,000	GRP Isolux Corsan Finance BV 6.63%, 04/15/17 (c) Reg S	146,835
USD	200,000	GTB Finance BV 6.00%, 11/08/18 144A	189,450
	300,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) † 144A	183,000
	230,000	InterGen NV 7.00%, 06/30/18 (c) 144A	208,150
GBP	249,000	Koninklijke KPN NV 6.88%, 03/14/20 (c) Reg S	409,104
EUR	400,000	LGE HoldCo VI BV 7.13%, 05/15/19 (c) Reg S	490,620
USD	200,000	Listrindo Capital BV 6.95%, 02/21/16 (c) 144A	209,250
		Majapahit Holding BV
	80,000	7.25%, 06/28/17 Reg S	87,500
	675,000	7.75%, 01/20/20 144A	777,127
		Marfrig Holdings Europe BV
	180,000	8.38%, 05/09/18 Reg S	179,100
	200,000	11.25%, 09/20/17 (c) 144A	206,000
	240,000	Myriad International Holdings BV 6.00%, 07/18/20 144A	262,085
	650,000	NXP BV / NXP Funding LLC 5.75%, 03/15/18 (c) 144A	674,375
EUR	200,000	OI European Group BV 6.75%, 09/15/20 Reg S	257,430
		Petrobras Global Finance BV
	1,100,000	2.75%, 01/15/18	1,142,390
USD	770,000	4.38%, 05/20/23	647,909
	700,000	7.88%, 03/15/19	729,750
	1,945,000	Petrobras International Finance Co. 5.38%, 01/27/21	1,815,580
		Portugal Telecom International Finance BV
EUR	360,000	4.63%, 05/08/20 † Reg S	380,669
	200,000	5.88%, 04/17/18 Reg S	224,848
	300,000	Repsol International Finance BV 3.88%, 03/25/21 (c) Reg S	319,771
		Schaeffler Finance BV
	350,000	3.50%, 05/15/17 (c) 144A	392,813
USD	425,000	6.88%, 09/24/15 (c) 144A	440,937
EUR	492,000	6.88%, 09/23/15 (c) Reg S	564,465
USD	250,000	Sensata Technologies BV 4.88%, 10/15/23 144A	248,437
EUR	400,000	SNS Bank NV 11.25% 11/27/19 (c) (d) * Reg S	15,468
	700,000	Telefonica Europe BV 6.50%, 09/18/18 (c) Reg S	850,228
	250,000	UPC Holding BV 6.38%, 09/15/17 (c) Reg S	300,334
		VimpelCom Holdings BV
USD	200,000	5.95%, 02/13/23 144A	184,468
	50,000	6.25%, 03/01/17 Reg S	52,055
	400,000	6.25%, 03/01/17 144A	416,440
	240,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	244,800
			15,678,759
Norway: 0.4%
	300,000	Eksportfinans ASA 5.50%, 06/26/17	318,027
EUR	200,000	Lock AS 7.00%, 08/15/17 (c) Reg S	236,696
	130,000	Norske Skog Holding AS 8.00%, 02/24/18 (c) 144A	84,024
			638,747
Peru: 0.3%
USD	200,000	Cia Minera Ares SAC 7.75%, 01/23/18 (c) 144A	198,250
	97,000	Corp. Azucarera del Peru SA 6.38%, 08/02/17 (c) 144A	86,215
	200,000	Corp. Lindley SA 4.63%, 04/12/23 144A	195,250
			479,715
Portugal: 0.2%
EUR	300,000	Novo Banco SA 4.00%, 01/21/19 Reg S	338,692
Russia: 0.0%
USD	175,000	Ukrlandfarming Plc 10.88%, 03/26/18 144A	81,375
Saudi Arabia: 0.1%
	200,000	Dar Al-Arkan Sukuk Co. Ltd. 5.75%, 05/24/18 Reg S	204,000
Singapore: 0.5%
	350,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	345,319
	150,000	Bakrie Telecom Pte Ltd. 11.50% 05/07/15 (d) * Reg S	6,930
	245,000	STATS ChipPAC Ltd. 4.50%, 03/20/16 (c) 144A	246,837
	200,000	Theta Capital Pte Ltd. 6.13%, 11/14/16 (c) † Reg S	201,637
			800,723
South Africa: 0.6%
EUR	300,000	Edcon Pty Ltd. 9.50%, 09/23/15 (c) Reg S	260,716
		Eskom Holdings SOC Ltd.
USD	300,000	5.75%, 01/26/21 144A	292,980
	265,000	6.75%, 08/06/23 144A	268,089
			821,785
South Korea: 0.1%
	200,000	Woori Bank Co. Ltd. 6.21%, 05/02/17 (c) 144A	213,500
Spain: 1.6%
		Abengoa Finance SAU
	250,000	8.88%, 11/01/17 † Reg S	240,000
EUR	200,000	8.88%, 02/05/18 † Reg S	209,541
	100,000	Abengoa SA 8.50%, 03/31/16	108,819
	200,000	Banco de Sabadell SA 2.50%, 12/05/16	226,226
	400,000	Bankia SA 3.50%, 01/17/19 Reg S	467,615
	50,000	Bankinter SA 6.38%, 09/11/19	63,553
USD	100,000	BBVA International Preferred SAU 5.92%, 04/18/17 (c)	103,000
EUR	400,000	BPE Financiaciones SA 2.50%, 02/01/17	451,115
	200,000	CaixaBank SA 5.00%, 11/14/18 (c) Reg S	236,663
	150,000	Mapfre SA 5.92%, 07/24/17 (c)	175,878
			2,282,410
Sri Lanka: 0.3%
USD	200,000	Bank of Ceylon 5.33%, 04/16/18 † Reg S	202,000
	200,000	National Savings Bank 8.88%, 09/18/18 144A	216,500
			418,500
Sweden: 1.2%
		Eileme 2 AB
	100,000	11.63%, 01/31/16 (c) Reg S	110,125
	125,000	11.63%, 01/31/16 (c) 144A	137,656
EUR	25,000	11.75%, 01/31/16 (c) Reg S	30,591
	150,000	Perstorp Holding AB 9.00%, 09/23/15 (c) 144A	171,823
	300,000	Stena AB 6.13%, 02/01/17 Reg S	348,856
	200,000	TVN Finance Corporation III AB 7.38%, 12/15/16 (c) Reg S	242,791
	150,000	Unilabs Subholding AB 8.50%, 09/03/15 (c) Reg S	173,247
	200,000	Verisure Holding AB 8.75%, 09/23/15 (c) Reg S	234,035
	300,000	Volvo Treasury AB 4.20%, 06/10/20 (c) Reg S	339,208
			1,788,332
Trinidad and Tobago: 0.2%
USD	277,083	Petroleum Co. of Trinidad & Tobago Ltd. 6.00%, 05/08/22 144A	279,161
Turkey: 0.9%
	200,000	Arcelik AS 5.00%, 04/03/23 † 144A	189,684
	200,000	Finansbank AS 5.15%, 11/01/17 Reg S	203,940
	200,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/18 144A	201,240
	325,000	Turkiye Is Bankasi SA 6.00%, 10/24/22 † 144A	321,262
	200,000	Turkiye Vakiflar Bankasi T.A.O. 6.00%, 11/01/22 144A	195,600
	270,000	Yapi ve Kredi Bankasi A/S 5.50%, 12/06/22 † 144A	259,308
			1,371,034
United Kingdom: 12.5%
	200,000	Afren Plc 6.63% 12/09/16 (c) (d) 144A	8,000
		Algeco Scotsman Global Finance Plc
	100,000	8.50%, 10/15/15 (c) † 144A	93,824
	250,000	10.75%, 10/15/16 (c) † 144A	174,280
		AngloGold Ashanti Holdings Plc
	275,000	5.13%, 08/01/22	237,531
	270,000	8.50%, 07/30/16 (c) †	277,181
GBP	100,000	Arqiva Broadcast Finance Plc 9.50%, 03/31/16 (c) Reg S	172,509
	57,821	Bakkavor Finance 2 Plc 8.25%, 09/23/15 (c) Reg S	94,290
	500,000	Barclays Bank Plc 14.00%, 06/15/19 (c)	1,028,955
	200,000	Boparan Finance Plc 5.50%, 07/15/17 (c) Reg S	286,533
USD	300,000	CEVA Group Plc 7.00%, 03/01/17 (c) 144A	286,500
GBP	200,000	Co-Operative Bank Plc 5.13%, 09/20/17	307,395
	249,000	Co-operative Group Holdings Ltd. 6.88%, 07/08/20 (s) Reg S	419,164
	150,000	Crown Newco 3 Plc 8.88%, 09/23/15 (c) Reg S	243,719
	100,000	Elli Finance UK Plc 8.75%, 09/23/15 (c) Reg S	152,929
USD	200,000	EnQuest Plc 7.00%, 04/15/17 (c) 144A	147,000
GBP	175,000	Enterprise Inns 6.50%, 12/06/18	290,497
	135,000	Gala Group Finance Plc 8.88%, 09/23/15 (c) Reg S	222,042
	320,000	HBOS Capital Funding LP 6.46%, 11/30/18 (c) Reg S	534,440
	200,000	Heathrow Finance Plc 7.13%, 03/01/17 Reg S	332,845
USD	300,000	Inmarsat Finance Plc 4.88%, 05/15/17 (c) 144A	295,500
EUR	150,000	International Personal Finance Plc 5.75%, 04/07/21 Reg S	156,447
GBP	200,000	Investec Bank Plc 9.63%, 02/17/22 Reg S	377,817
		Jaguar Land Rover Plc
	180,000	5.00%, 02/15/22 144A	283,067
	200,000	8.25%, 03/15/16 (c) Reg S	339,159
USD	300,000	KCA Deutag Finance Plc 7.25%, 05/15/17 (c) 144A	241,500
EUR	225,000	Kerling Plc 10.63%, 09/23/15 (c) † Reg S	257,292
GBP	100,000	Ladbrokes Group Finance Plc 5.13%, 09/16/22 Reg S	157,966
USD	450,000	Lloyds TSB Bank Plc 12.00%, 12/16/24 (c) 144A	649,125
GBP	100,000	Lowell Group Financing Plc 5.88%, 04/01/16 (c) Reg S	154,739
		Lynx I Corp.
	126,900	6.00%, 04/15/17 (c) 144A	207,528
	450,000	6.00%, 04/15/17 (c) Reg S	735,915
	200,000	Lynx II Corp. 7.00%, 04/15/18 (c) 144A	334,337
	100,000	Matalan Finance Plc 6.88%, 05/30/16 (c) 144A	151,466
EUR	150,000	NBG Finance Plc 4.38%, 04/30/19 Reg S	78,750
GBP	100,000	Odeon & UCI Finco Plc 9.00%, 09/03/15 (c) Reg S	161,902
	150,000	Old Mutual Plc 8.00%, 06/03/21 Reg S	266,604
USD	200,000	Oschadbank 8.88%, 03/20/18 Reg S	156,550
EUR	300,000	OTE Plc 4.63%, 05/20/16	328,141
USD	200,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	190,758
EUR	200,000	PPC Finance Plc 5.50%, 05/01/16 (c) Reg S	150,768
	167,000	ProSecure Funding LP 4.67%, 06/30/16	189,353
GBP	120,000	R&R Ice Cream Plc 5.50%, 05/15/16 (c) Reg S	193,365
EUR	232,000	Rexam Plc 6.75%, 06/29/17 (c) Reg S	261,772
		Royal Bank of Scotland Group Plc
	300,000	3.63%, 03/25/19 (c) Reg S	342,631
	250,000	4.35%, 01/23/17	288,195
	196,000	4.63%, 09/22/16 (c)	222,452
USD	300,000	5.13%, 05/28/24	303,679
	775,000	6.13%, 12/15/22	833,141
EUR	350,000	6.93%, 04/09/18	437,728
GBP	100,000	Stretford 79 Plc 6.75%, 07/15/19 (c) Reg S	134,047
EUR	700,000	Tesco Corporate Treasury Services Plc 1.38%, 07/01/19 Reg S	754,820
		Tesco Plc
GBP	525,000	6.13%, 02/24/22	896,274
USD	100,000	6.15%, 11/15/37 144A	99,660
GBP	100,000	Thames Water Kemble Finance Plc 7.75%, 04/01/19 Reg S	171,657
EUR	300,000	Thomas Cook Finance Plc 7.75%, 06/15/16 (c) Reg S	355,693
GBP	100,000	Towergate Finance Plc 10.50%, 02/15/19 (d) Reg S #	0
USD	350,000	Tullow Oil Plc 6.00%, 11/01/16 (c) 144A	288,750
GBP	200,000	Twinkle Pizza Plc 6.63%, 08/01/17 (c) Reg S	323,650
USD	200,000	Ukreximbank 9.75%, 01/22/25 144A	165,500
	445,000	Vedanta Resources Plc 6.00%, 01/31/19 144A	416,324
	300,000	Virgin Media Finance Plc 4.88%, 02/15/22	279,750
GBP	100,000	Voyage Care Bondco Plc 6.50%, 09/23/15 (c) Reg S	162,682
	125,000	William Hill Plc 4.25%, 06/05/20 Reg S	197,519
			18,303,607
United States: 5.1%
USD	600,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	635,250
	200,000	Ashtead Capital, Inc. 6.50%, 07/15/17 (c) 144A	211,252
	235,000	Calfrac Holdings LP 7.50%, 12/01/15 (c) 144A	195,050
	300,000	Case New Holland, Inc. 7.88%, 12/01/17	332,250
	66,752	CEDC Finance Corporation International, Inc. 10.00%, 09/24/15 (c)	38,966
		Cemex Finance LLC
	565,000	6.00%, 04/01/19 (c) † 144A	569,322
	600,000	9.38%, 10/12/17 (c) 144A	674,070
EUR	160,000	Deutsche Bank Contingent Capital Trust IV 8.00%, 05/15/18 (c) Reg S	199,536
USD	680,000	Fresenius Medical Care US Finance, Inc. 5.75%, 02/15/21 144A	732,700
	780,000	JBS USA LLC / JBS USA Finance, Inc. 7.25%, 09/24/15 (c) 144A	823,875
	355,000	RBS Capital Trust II 6.43%, 01/03/34 (c)	395,825
	1,500,000	Reynolds Group Issuer, Inc. 5.75%, 10/15/15 (c)	1,556,250
	240,000	UBS Preferred Funding Trust 6.24%, 05/15/16 (c) †	245,244
	900,000	ZF North America Capital, Inc. 4.50%, 04/29/22 144A	889,875
			7,499,465
Venezuela: 1.5%
	370,000	C.A. La Electricidad de Caracas 8.50%, 04/10/18 Reg S	151,700
		Petroleos de Venezuela SA
	545,000	5.38%, 04/12/27 Reg S	178,515
	345,000	5.50%, 04/12/37 Reg S	112,125
	400,000	6.00%, 05/16/24 144A	136,000
	740,000	8.50%, 11/02/17 Reg S	506,160
	390,000	8.50%, 11/02/17 144A	266,760
	90,000	9.00%, 11/17/21 Reg S	36,338
	825,000	9.00%, 11/17/21 † 144A	333,094
	700,000	9.75%, 05/17/35 144A	283,500
	405,000	12.75%, 02/17/22 144A	192,578
			2,196,770
Total Corporate Bonds (Cost: $154,149,235)			141,290,106
GOVERNMENT OBLIGATIONS: 0.7%
Azerbaijan: 0.3%
	400,000	State Oil Company of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	373,754
Costa Rica: 0.1%
	200,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 Reg S	210,000
India: 0.1%
	200,000	State Bank of India 6.44%, 05/15/17 (c) Reg S	207,176
Turkey: 0.2%
	200,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	212,400
Total Government Obligations (Cost: $1,024,637)			1,003,330

Number of Shares
MONEY MARKET FUND: 1.3% (Cost: $1,870,278)
	1,870,278	Dreyfus Government Cash Management Fund	1,870,278
Total Investments Before Collateral for Securities Loaned: 98.6% (Cost: $157,044,150)			144,163,714

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 8.2%
Repurchase Agreements: 8.2%
USD	2,827,457	Repurchase agreement dated 7/31/15 with Citigroup Global Markets, Inc., 0.16%, due 8/3/15, proceeds $2,827,495; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 4/30/16 to 9/1/47, valued at $2,884,006 including accrued interest)	2,827,457
	2,827,457	Repurchase agreement dated 7/31/15 with Credit Agricole CIB, 0.15%, due 8/3/15, proceeds $2,827,492; (collateralized by various U.S. government and agency obligations, 0.00% to 6.00%, due 5/1/25 to 5/1/45, valued at $2,884,006 including accrued interest)	2,827,457
	2,827,457	Repurchase agreement dated 7/31/15 with HSBC Securities USA, Inc., 0.14%, due 8/3/15, proceeds $2,827,490; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 8/1/22 to 8/1/48, valued at $2,884,008 including accrued interest)	2,827,457
	2,827,457	Repurchase agreement dated 7/31/15 with Mizuho Securities USA, Inc., 0.19%, due 8/3/15, proceeds $2,827,502; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 6/13/16 to 7/1/43, valued at $2,884,006 including accrued interest)	2,827,457
	591,115	Repurchase agreement dated 7/31/15 with Royal Bank of Scotland Plc, 0.15%, due 8/3/15, proceeds $591,122; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 9/30/15 to 2/15/44, valued at $602,937 including accrued interest)	591,115
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $11,900,943)			11,900,943
Total Investments: 106.8% (Cost: $168,945,093)			156,064,657
Liabilities in excess of other assets: (6.8)%			(9,907,599)
NET ASSETS: 100.0%			$146,157,058

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(s)	Step Bond – the coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,228,358.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $57,062,057, or 39.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	8.5%	$12,274,591
Communications	15.7	22,570,349
Consumer, Cyclical	9.5	13,678,726
Consumer, Non-cyclical	8.1	11,717,851
Diversified	0.8	1,155,159
Energy	12.8	18,511,070
Financial	27.3	39,394,920
Government	0.7	1,003,330
Industrial	11.0	15,818,209
Technology	0.8	1,169,649
Utilities	3.5	4,999,582
Money Market Fund	1.3	1,870,278
	100.0%	$144,163,714

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$999,052	$—	$999,052
Australia	—	1,003,650	—	1,003,650
Austria	—	1,704,659	—	1,704,659
Barbados	—	266,562	—	266,562
Belgium	—	263,891	—	263,891
Bermuda	—	1,283,739	—	1,283,739
Brazil	—	1,730,542	—	1,730,542
British Virgin Islands	—	1,859,150	—	1,859,150
Canada	—	7,309,029	—	7,309,029
Cayman Islands	—	7,116,275	—	7,116,275
China / Hong Kong	—	386,175	—	386,175
Colombia	—	542,975	—	542,975
Croatia	—	563,939	—	563,939
Denmark	—	526,590	—	526,590
Dominican Republic	—	103,500	—	103,500
Finland	—	726,203	—	726,203
France	—	9,010,990	—	9,010,990
Germany	—	4,720,722	—	4,720,722
Hungary	—	205,834	—	205,834
India	—	322,400	—	322,400
Indonesia	—	274,450	—	274,450
Ireland	—	6,442,401	—	6,442,401
Israel	—	259,800	—	259,800
Italy	—	9,921,018	—	9,921,018
Japan	—	1,157,187	—	1,157,187
Kazakhstan	—	680,319	—	680,319
Luxembourg	—	26,064,424	—	26,064,424
Marshall Islands	—	392,000	—	392,000
Mexico	—	2,056,055	—	2,056,055
Netherlands	—	15,678,759	—	15,678,759
Norway	—	638,747	—	638,747
Peru	—	479,715	—	479,715
Portugal	—	338,692	—	338,692
Russia	—	81,375	—	81,375
Saudi Arabia	—	204,000	—	204,000
Singapore	—	800,723	—	800,723
South Africa	—	821,785	—	821,785
South Korea	—	213,500	—	213,500
Spain	—	2,282,410	—	2,282,410
Sri Lanka	—	418,500	—	418,500
Sweden	—	1,788,332	—	1,788,332
Trinidad and Tobago	—	279,161	—	279,161
Turkey	—	1,371,034	—	1,371,034
United Kingdom	—	18,303,607	0	18,303,607
United States	—	7,499,465	—	7,499,465
Venezuela	—	2,196,770	—	2,196,770
Government Obligations*	—	1,003,330	—	1,003,330
Money Market Fund	1,870,278	—	—	1,870,278
Repurchase Agreements	—	11,900,943	—	11,900,943
Total	$1,870,278	$154,194,379	$0	$156,064,657

*	See Schedule of Investments for security type and geographic sector breakouts.
There were no transfers between Level 1 and Level 2 during the period ended July 31, 2015.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended July 31, 2015:

Corporate Bonds
United Kingdom
Balance as of April 30, 2015	$0
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(6,915)
Purchases	—
Sales	—
Transfers in and/or out of level 3	6,915
Balance as of July 31, 2015	$0

Transfers from Level 2 to Level 3 resulted from lack of observable inputs to value the security.

See Notes to Schedules of Investments

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Principal Amount		Value
FLOATING RATE NOTES: 99.8%
Australia: 4.9%
$1,225,000	Australia & New Zealand Banking Group Ltd. 0.83%, 05/15/18	$1,229,196
130,000	BHP Billiton Finance USA Ltd. 0.53%, 09/30/16	130,012
520,000	Commonwealth Bank of Australia 0.69%, 03/12/18 144A	519,376
	Macquarie Bank Ltd.
125,000	0.93%, 10/27/17 144A	124,884
600,000	1.07%, 03/24/17 144A	602,329
550,000	National Australia Bank Ltd. 0.56%, 06/30/17 144A	548,517
	Westpac Banking Corp.
500,000	0.65%, 12/01/17	499,342
720,000	1.04%, 07/30/18	723,005
		4,376,661
British Virgin Islands: 1.2%
295,000	CNPC General Capital Ltd. 1.18%, 05/14/17 144A	294,710
	Sinopec Group Overseas Development 2014 Ltd.
200,000	1.06%, 04/10/17 144A	199,825
600,000	1.20%, 04/10/19 144A	599,385
		1,093,920
Canada: 4.6%
125,000	Bank of Montreal 0.81%, 07/15/16	125,446
	Bank of Nova Scotia
100,000	0.69%, 03/15/16	100,172
515,000	0.73%, 09/11/15	515,264
150,000	Enbridge, Inc. 0.73%, 06/02/17	148,358
	Royal Bank of Canada
500,000	0.65%, 03/08/16	500,873
750,000	0.80%, 03/06/20	751,493
	Toronto-Dominion Bank
520,000	0.52%, 05/02/17	519,235
1,390,000	0.85%, 04/30/18	1,391,250
100,000	TransCanada PipeLines Ltd. 0.96%, 06/30/16	100,143
		4,152,234
Chile: 0.4%
360,000	Banco Santander Chile 1.19%, 04/11/17 144A	358,427
China/Hong Kong: 0.2%
150,000	Industrial & Commercial Bank of China Ltd. 1.47%, 11/13/17	150,752
France: 2.8%
250,000	Banque Federative du Credit Mutuel SA 1.14%, 01/20/17 144A	251,544
	BNP Paribas SA
175,000	0.74%, 05/07/17	174,795
225,000	0.88%, 12/12/16	225,670
450,000	BPCE SA 0.91%, 06/17/17	450,088
	Credit Agricole SA
200,000	0.83%, 06/12/17 144A	199,950
500,000	1.09%, 04/15/19 144A	500,023
270,000	Electricite de France SA 0.75%, 01/20/17 144A	270,443
450,000	Total Capital International SA 0.85%, 08/10/18	451,672
		2,524,185
Germany: 1.0%
	Deutsche Bank AG
250,000	0.75%, 05/30/17	248,615
530,000	0.89%, 02/13/17	529,152
100,000	0.96%, 02/13/18	99,688
		877,455
Japan: 3.7%
	Mizuho Bank Ltd.
100,000	0.72%, 04/16/17 144A	99,877
525,000	0.73%, 09/25/17 144A	523,338
600,000	0.92%, 03/26/18 144A	601,619
	Sumitomo Mitsui Banking Corp.
585,000	0.61%, 07/11/17	583,411
100,000	0.65%, 05/02/17	100,009
175,000	0.71%, 01/10/17	174,745
350,000	0.87%, 01/16/18	349,448
225,000	Sumitomo Mitsui Trust Bank Ltd. 1.06%, 09/16/16 144A	225,522
	The Bank of Tokyo-Mitsubishi UFJ Ltd.
175,000	0.73%, 02/26/16 144A	175,149
480,000	0.83%, 03/05/18 144A	478,577
		3,311,695
Luxembourg: 0.6%
575,000	Actavis Funding SCS 1.54%, 03/12/20	578,297
Mexico: 0.2%
150,000	America Movil SAB de CV 1.29%, 09/12/16	150,623
Netherlands: 3.7%
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
270,000	0.62%, 04/28/17	270,212
270,000	0.77%, 03/18/16	270,660
150,000	ING Bank NV 1.23%, 03/07/16 144A	150,565
	Nederlandse Waterschapsbank NV
600,000	0.49%, 10/18/16 144A	601,259
1,005,000	0.51%, 02/14/18 144A	1,009,907
	Shell International Finance BV
482,000	0.48%, 11/15/16	482,760
350,000	0.73%, 05/11/20	349,589
200,000	Volkswagen International Finance NV 0.72%, 11/18/16 144A	200,366
		3,335,318
Norway: 1.3%
	Statoil ASA
1,016,000	0.56%, 05/15/18	1,010,278
125,000	0.74%, 11/08/18	125,019
		1,135,297
South Korea: 0.6%
	Export-Import Bank of Korea
50,000	1.04%, 01/14/17	50,206
50,000	1.13%, 09/17/16	50,198
180,000	Hyundai Capital Services, Inc. 1.09%, 03/18/17 144A	180,519
	Kookmin Bank
200,000	1.17%, 01/27/17 144A	201,002
50,000	1.54%, 10/11/16 144A	50,403
		532,328
Spain: 0.3%
270,000	Telefonica Emisiones SAU 0.93%, 06/23/17	269,447
Sweden: 0.6%
250,000	Nordea Bank AB 0.64%, 04/04/17 144A	250,323
300,000	Svenska Handelsbanken AB 0.73%, 03/21/16	300,660
		550,983
Switzerland: 3.2%
1,050,000	Credit Suisse 0.77%, 05/26/17	1,047,414
	UBS AG
1,200,000	0.92%, 08/14/19	1,195,962
600,000	0.98%, 03/26/18	601,460
		2,844,836
United Kingdom: 2.2%
200,000	Barclays Bank Plc 0.86%, 02/17/17	199,463
720,000	BP Capital Markets Plc 0.91%, 09/26/18	722,291
400,000	HSBC Bank Plc
	0.91%, 05/15/18 144A	399,832
450,000	Lloyds Bank Plc 0.81%, 03/16/18	450,158
200,000	Standard Chartered Plc 0.62%, 09/08/17 144A	198,643
		1,970,387
United States: 68.3%
	American Express Credit Corp.
310,000	0.55%, 06/05/17	308,722
850,000	0.84%, 03/18/19	846,155
250,000	American Honda Finance Corp. 0.60%, 12/11/17	250,771
200,000	Amgen, Inc. 0.66%, 05/22/17	199,833
	Apple, Inc.
215,000	0.33%, 05/03/16 †	215,104
265,000	0.35%, 05/05/17	265,069
1,000,000	0.53%, 05/03/18	1,001,771
350,000	0.53%, 02/07/20	348,523
750,000	0.58%, 05/06/19	752,087
	AT&T, Inc.
400,000	0.66%, 02/12/16	399,751
525,000	1.21%, 06/30/20	527,876
	Bank of America Corp.
580,000	0.55%, 10/14/16	577,116
150,000	1.15%, 04/01/19	150,709
1,350,000	1.33%, 01/15/19	1,362,824
1,550,000	1.35%, 03/22/18	1,563,820
	Berkshire Hathaway Finance Corp.
165,000	0.43%, 01/10/17	165,159
500,000	0.59%, 01/12/18	500,253
	Chevron Corp.
610,000	0.44%, 11/15/17	609,915
450,000	0.45%, 03/02/18	448,550
505,000	Cisco Systems, Inc. 0.56%, 03/03/17	505,964
	Citigroup, Inc.
662,000	0.55%, 06/09/16	659,015
600,000	0.80%, 05/01/17	598,399
1,565,000	0.99%, 04/27/18	1,560,098
720,000	1.26%, 07/25/16	722,616
1,826,000	1.97%, 05/15/18	1,872,132
400,000	ConocoPhillips Co. 1.18%, 05/15/22	402,212
	Daimler Finance North America LLC
300,000	0.63%, 03/10/17 144A	298,768
150,000	0.96%, 08/01/16 144A	150,525
	Exxon Mobil Corp.
300,000	0.33%, 03/15/17	299,805
800,000	0.44%, 03/15/19	798,357
	Ford Motor Credit Co. LLC
440,000	1.07%, 01/17/17	439,395
550,000	1.12%, 03/12/19	546,391
560,000	1.22%, 01/09/18	560,830
	General Electric Capital Corp.
490,000	0.44%, 02/15/17	489,682
932,000	0.66%, 05/05/26	880,912
560,000	0.80%, 01/14/19	560,221
945,000	1.29%, 03/15/23	948,023
500,000	Glencore Funding LLC 1.65%, 01/15/19 144A	497,047
	Goldman Sachs Group, Inc.
1,434,000	0.73%, 03/22/16	1,433,383
450,000	0.90%, 06/04/17	449,421
700,000	1.09%, 12/15/17	701,501
750,000	1.31%, 10/23/19 †	756,520
1,250,000	1.37%, 11/15/18	1,258,606
800,000	1.45%, 03/23/20 (c)	807,780
1,650,000	1.50%, 04/30/18	1,666,554
1,531,000	1.88%, 11/29/23	1,569,645
600,000	Hewlett-Packard Co. 1.23%, 01/14/19	592,612
200,000	HSBC Finance Corp. 0.71%, 06/01/16	199,744
	International Business Machines Corp.
680,000	0.65%, 02/12/19	680,582
850,000	0.86%, 11/06/21	856,481
81,000	John Deere Capital Corp. 0.38%, 02/25/16	81,029
200,000	Johnson & Johnson 0.36%, 11/28/16	200,082
	JPMorgan Chase & Co.
250,000	0.85%, 04/25/18	249,123
599,000	0.90%, 02/26/16	599,913
2,400,000	1.20%, 01/25/18	2,417,290
2,415,000	1.25%, 01/23/20	2,433,644
450,000	Medtronic, Inc. 1.09%, 03/15/20 144A	452,707
	Merck & Co., Inc.
675,000	0.64%, 05/18/18	677,323
600,000	0.65%, 02/10/20	597,867
450,000	Metropolitan Life Global Funding I 0.66%, 04/10/17 144A	450,958
	Morgan Stanley
1,000,000	0.74%, 10/18/16	998,226
300,000	1.02%, 01/05/18	300,233
300,000	1.03%, 07/23/19	298,271
1,200,000	1.14%, 01/24/19	1,200,862
1,050,000	1.44%, 01/27/20	1,061,081
960,000	1.58%, 04/25/18	974,243
680,000	NBCUniversal Enterprise, Inc. 0.97%, 04/15/18 144A	681,072
200,000	Nissan Motor Acceptance Corp. 0.98%, 09/26/16 144A	200,833
	Oracle Corp.
315,000	0.48%, 07/07/17	315,172
350,000	0.79%, 10/08/19	352,334
550,000	0.87%, 01/15/19	553,803
	Pfizer, Inc.
160,000	0.42%, 05/15/17	160,096
375,000	0.59%, 06/15/18	374,835
150,000	Procter & Gamble Co. 0.36%, 11/04/16	150,121
400,000	Roche Holdings, Inc. 0.62%, 09/30/19 144A	400,204
385,000	The Bank of New York Mellon Corp. 0.84%, 08/01/18	385,966
1,620,000	The Bear Stearns Cos, LLC 0.67%, 11/21/16	1,619,226
225,000	The Coca-Cola Co. 0.38%, 11/01/16	225,097
100,000	The Kroger Co. 0.82%, 10/17/16	100,034
	Toyota Motor Credit Corp.
300,000	0.61%, 01/12/18	299,719
850,000	0.66%, 03/12/20	842,120
750,000	US Bancorp 0.76%, 10/15/18 (c)	751,808
545,000	US Bank NA 0.49%, 08/11/17 (c)	544,905
	Verizon Communications, Inc.
1,450,000	0.68%, 06/09/17	1,444,467
150,000	1.05%, 06/17/19	150,016
500,000	2.04%, 09/14/18	515,941
540,000	Volkswagen Group of America Finance LLC 0.72%, 11/20/17 144A	540,782
1,250,000	Wachovia Corp. 0.56%, 06/15/17	1,245,471
450,000	Wells Fargo & Co. 0.58%, 06/02/17	448,875
1,600,000	Wells Fargo Bank 0.92%, 04/23/18	1,604,010
		61,156,988
Total Floating Rate Notes (Cost: $89,447,072)		89,369,833

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $136,146)
136,146	Dreyfus Government Cash Management Fund	136,146

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $89,583,218)		89,505,979

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.1% (Cost: $961,019)
Repurchase Agreement: 1.1%
$961,019	Repurchase agreement dated 7/31/15 with HSBC Securities USA, Inc., 0.13%, due 8/3/15, proceeds $961,029; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 8/15/15 to 8/15/44, valued at $980,244 including accrued interest)	961,019

Total Investments: 101.1% (Cost: $90,544,237)		90,466,998
Liabilities in excess of other assets: (1.1)%		(940,325)
NET ASSETS: 100.0%		$89,526,673

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $939,346.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $13,489,210, or 15.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	0.7%	$627,059
Communications	5.2	4,645,157
Consumer, Cyclical	4.8	4,330,500
Consumer, Non-cyclical	4.6	4,116,496
Energy	7.9	7,042,869
Financial	69.7	62,403,771
Technology	6.6	5,933,538
Utilities	0.3	270,443
Money Market Fund	0.2	136,146
	100.0%	$89,505,979

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$89,369,833	$—	$89,369,833
Money Market Fund	136,146	—	—	136,146
Repurchase Agreement	—	961,019	—	961,019
Total	$136,146	$90,330,852	$—	$90,466,998

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2015.

See Notes to Schedules of Investments

MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Number of Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 100.4%
United States: 100.4%
594,851	American Capital Agency Corp.	$11,456,830
187,535	American Capital Mortgage Investment Corp.	3,026,815
1,597,971	Annaly Capital Management, Inc.	15,899,811
348,390	Anworth Mortgage Asset Corp.	1,741,950
204,179	Apollo Commercial Real Estate Finance, Inc.	3,446,541
1,276,434	ARMOUR Residential REIT, Inc.	3,625,073
202,935	Blackstone Mortgage Trust, Inc.	5,919,614
338,896	Capstead Mortgage Corp. †	3,751,579
423,273	Chimera Investment Corp.	6,023,175
223,964	Colony Financial, Inc.	5,088,462
572,820	CYS Investments, Inc.	4,445,083
198,514	Dynex Capital, Inc. †	1,463,048
305,235	Hatteras Financial Corp.	4,963,121
351,316	Invesco Mortgage Capital, Inc.	5,062,463
698,070	MFA Financial, Inc.	5,256,467
413,313	New Residential Investment Corp.	6,484,881
438,105	New York Mortgage Trust, Inc. †	3,277,025
229,290	Newcastle Investment Corp.	1,125,814
263,814	PennyMac Mortgage Investment Trust	4,685,337
264,940	RAIT Financial Trust	1,388,286
172,354	Redwood Trust, Inc.	2,671,487
497,439	Resource Capital Corp.	1,780,832
323,058	Starwood Property Trust, Inc.	7,029,742
625,203	Two Harbors Investment Corp.	6,389,575
Total Real Estate Investment Trusts (Cost: $133,069,164)		116,003,011
MONEY MARKET FUND: 0.6% (Cost: $747,109)
747,109	Dreyfus Government Cash Management Fund	747,109
Total Investments Before Collateral for Securities Loaned: 101.0% (Cost: $133,816,273)		116,750,120

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.0%
Repurchase Agreements: 3.0%
$1,000,000	Repurchase agreement dated 7/31/15 with Citigroup Global Markets, Inc., 0.16%, due 8/3/15, proceeds $1,000,013; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 4/30/16 to 9/1/47, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 7/31/15 with HSBC Securities USA, Inc., 0.14%, due 8/3/15, proceeds $1,000,012; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 8/1/22 to 8/1/48, valued at $1,020,001 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 7/31/15 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.15%, due 8/3/15, proceeds $1,000,013; (collateralized by various U.S. government and agency obligations, 2.38% to 4.66%, due 10/20/16 to 7/20/62, valued at $1,020,000 including accrued interest)	1,000,000
436,245	Repurchase agreement dated 7/31/15 with Royal Bank of Scotland Plc, 0.15%, due 8/3/15, proceeds $436,250; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 9/30/15 to 2/15/44, valued at $444,970 including accrued interest)	436,245
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $3,436,245)		3,436,245
Total Investments: 104.0% (Cost: $137,252,518)		120,186,365
Liabilities in excess of other assets: (4.0)%	(4,583,823)
NET ASSETS: 100.0%	$115,602,542

†	Security fully or partially on loan. Total market value of securities on loan is $3,307,249.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	99.4%	$116,003,011
Money Market Fund	0.6	747,109
	100.0%	$116,750,120

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Real Estate Investment Trusts*	$116,003,011	$—	$—	$116,003,011
Money Market Fund	747,109	—	—	747,109
Repurchase Agreements	—	3,436,245	—	3,436,245
Total	$116,750,120	$3,436,245	$—	$120,186,365

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2015.

See Notes to Schedules of Investments

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Number of Shares		Value
PREFERRED SECURITIES: 99.8%
Basic Materials: 4.6%
144,505	Alcoa, Inc. 5.38%, 10/01/17 †	$5,213,740
520,219	ArcelorMittal 6.00%, 01/15/16	7,621,208
169,071	Cliffs Natural Resources, Inc. 7.00%, 02/01/16	427,750
		13,262,698
Communications: 17.5%
66,472	Comcast Corp. 5.00%, 12/15/17 (c)	1,716,307
111,305	Frontier Communications Corp. 11.13%, 06/29/18	10,880,064
	Qwest Corp.
179,187	6.13%, 06/01/18 (c) †	4,506,553
115,604	6.88%, 10/01/19 (c)	3,018,420
121,385	7.00%, 04/01/17 (c) †	3,168,148
92,484	7.00%, 07/01/17 (c) †	2,438,803
152,886	7.38%, 06/01/16 (c)	3,981,151
132,944	7.50%, 09/15/16 (c) †	3,517,698
69,363	Telephone & Data Systems, Inc. 7.00%, 03/15/16 (c) †	1,786,097
115,604	T-Mobile US, Inc. 5.50%, 12/15/17	8,231,005
	United States Cellular Corp.
79,073	6.95%, 05/15/16 (c) †	1,998,965
63,583	7.25%, 12/08/19 (c) †	1,644,256
115,604	Verizon Communications, Inc. 5.90%, 02/15/19 (c)	3,012,640
		49,900,107
Consumer, Non-cyclical: 10.8%
144,505	Anthem, Inc. 5.25%, 05/01/18	7,407,326
	CHS, Inc.
113,870	6.75%, 09/30/24 (c) †	2,986,810
97,107	7.10%, 03/31/24 (c) †	2,643,253
119,651	7.50%, 01/21/25 (c) †	3,256,900
65,427	7.88%, 09/26/23 (c) †	1,859,435
70,934	8.00%, 07/18/23 (c) †	2,167,034
62,648	National Healthcare Corp. 0.80%, 11/01/15 (c)	977,309
173,406	Tyson Foods, Inc. 4.75%, 07/15/17	9,441,957
		30,740,024
Energy: 3.9%
93,062	NuStar Logistics LP 7.63%, 01/15/18 (c)	2,493,131
199,418	Southwestern Energy Co. 6.25%, 01/15/18	8,574,974
		11,068,105
Government: 0.5%
63,172	Tennessee Valley Authority 3.55%, 06/01/16 (p) †	1,534,448
Industrial: 3.0%
	Seaspan Corp.
79,767	6.38%, 04/30/19	2,004,545
80,923	9.50%, 01/30/16 (c) †	2,066,773
173,406	Stanley Black & Decker, Inc. 5.75%, 07/25/17 (c)	4,461,736
		8,533,054
Real Estate Investment Trusts: 33.4%
79,478	American Tower Corp. 5.50%, 02/15/18	8,064,633
	Annaly Capital Management, Inc.
106,356	7.50%, 09/13/17 (c)	2,614,230
69,363	7.63%, 05/16/17 (c)	1,697,313
104,911	CBL & Associates Properties, Inc. 7.38%, 09/10/15 (c)	2,663,690
	Colony Capital, Inc.
66,472	7.13%, 04/13/20 (c)	1,568,074
58,264	8.50%, 03/20/17 (c) †	1,528,265
	Digital Realty Trust, Inc.
57,802	5.88%, 04/09/18 (c) †	1,401,699
66,472	7.00%, 09/15/16 (c)	1,721,625
84,391	7.38%, 03/26/19 (c)	2,289,528
63,583	Equity Commonwealth 7.25%, 05/15/16 (c)	1,630,268
74,334	FelCor Lodging Trust, Inc. 1.95%, 12/31/49	1,882,880
57,802	General Growth Properties, Inc. 6.38%, 02/13/18 (c)	1,480,887
66,472	Hatteras Financial Corp. 7.63%, 08/27/17 (c)	1,545,474
	Health Care REIT, Inc.
66,472	6.50%, 03/07/17 (c) †	1,709,660
83,091	6.50%, 12/31/49	5,176,569
67,050	Hospitality Properties Trust 7.13%, 01/15/17 (c)	1,756,710
92,484	Kimco Realty Corp. 6.00%, 03/20/17 (c) †	2,357,417
	National Retail Properties, Inc.
66,472	5.70%, 05/30/18 (c)	1,637,870
66,472	6.63%, 02/23/17 (c) †	1,739,572
	NorthStar Realty Finance Corp.
80,917	8.25%, 09/23/15 (c) †	2,035,063
57,802	8.75%, 05/15/19 (c)	1,498,228
80,923	PS Business Parks, Inc. 6.00%, 05/14/17 (c) †	2,063,536
	Public Storage
115,604	5.20%, 01/16/18 (c) †	2,776,808
114,448	5.38%, 09/20/17 (c) †	2,775,364
66,472	5.63%, 06/15/17 (c) †	1,659,806
106,934	5.75%, 03/13/17 (c)	2,638,062
106,356	5.90%, 01/12/17 (c)	2,687,616
66,472	6.00%, 06/04/19 (c) †	1,693,042
112,715	6.35%, 07/26/16 (c) †	2,901,284
65,894	6.38%, 03/17/19 (c)	1,738,284
86,703	6.50%, 04/14/16 (c)	2,242,140
94,506	Realty Income Corp. 6.63%, 02/15/17 (c)	2,505,354
57,802	Regency Centers Corp. 6.63%, 02/16/17 (c)	1,499,962
80,923	Senior Housing Properties Trust 5.63%, 08/01/17 (c) †	1,917,875
59,825	Ventas Realty LP 5.45%, 03/07/18 (c)	1,514,171
248,396	VEREIT, Inc. 6.70%, 01/03/19 (c) †	6,098,122
	Vornado Realty Trust
69,363	5.40%, 01/25/18 (c)	1,591,881
69,363	5.70%, 07/18/17 (c)	1,718,122
62,427	6.63%, 09/10/15 (c) †	1,588,767
63,583	Wells Fargo Real Estate Investment Corp. 6.38%, 12/11/19 (c)	1,667,146
79,767	Weyerhaeuser Co. 6.38%, 07/01/16	4,098,428
		95,375,425
Reinsurance: 4.2%
63,583	Aspen Insurance Holdings Ltd. 5.95%, 07/01/23 (c) †	1,627,725
92,484	Axis Capital Holdings Ltd. 6.88%, 04/15/17 (c) †	2,464,699
	PartnerRe Ltd.
57,802	5.88%, 03/01/18 (c) †	1,501,696
86,414	7.25%, 06/01/16 (c) †	2,385,891
92,484	Reinsurance Group of America, Inc. 6.20%, 09/15/22 (c)	2,617,297
63,583	RenaissanceRe Holdings Ltd. 5.38%, 06/01/18 (c) †	1,557,784
		12,155,092
Technology: 0.9%
98,264	Pitney Bowes, Inc. 6.70%, 03/07/18 (c)	2,591,222

Utilities: 21.0%
59,825	AES Trust III 6.75%, 09/21/15 (c) †	3,000,822
57,802	BGE Capital Trust II 6.20%, 09/23/15 (c) †	1,504,586
	Dominion Resources, Inc.
63,583	6.00%, 07/01/16	3,607,699
63,583	6.13%, 04/01/16	3,591,168
115,604	6.38%, 07/01/17	5,835,690
64,738	DTE Energy Co. 6.50%, 12/01/16 (c) †	1,737,568
115,604	Duke Energy Corp. 5.13%, 01/15/18 (c)	2,894,724
132,944	Exelon Corp. 6.50%, 06/01/17 †	6,213,803
69,363	FPL Group Capital Trust I 5.88%, 09/23/15 (c)	1,765,982
92,484	Integrys Energy Group, Inc. 6.00%, 08/01/23 (c)	2,555,333
	NextEra Energy Capital Holdings, Inc.
104,043	5.00%, 01/15/18 (c) †	2,456,455
115,604	5.13%, 11/15/17 (c) †	2,789,525
80,923	5.63%, 06/15/17 (c) †	2,032,786
92,484	5.70%, 03/01/17 (c)	2,338,920
	NextEra Energy, Inc.
57,802	5.80%, 09/01/16 †	3,351,360
75,142	5.89%, 09/01/15	4,983,417
104,043	PPL Capital Funding, Inc. 5.90%, 04/30/18 (c) †	2,672,865
109,824	SCE Trust I 5.63%, 06/15/17 (c)	2,740,109
92,484	SCE Trust II 5.10%, 03/15/18 (c)	2,221,466
63,583	SCE Trust III 5.75%, 03/15/24 (c)	1,773,330
		60,067,608
Total Preferred Securities (Cost: $293,174,032)		285,227,783
MONEY MARKET FUND: 0.2% (Cost: $544,504)
544,504	Dreyfus Government Cash Management Fund	544,504

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $293,718,536)		285,772,287

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.1%
Repurchase Agreements: 5.1%
$3,451,354	Repurchase agreement dated 7/31/15 with Citigroup Global Markets, Inc., 0.16%, due 8/3/15, proceeds $3,451,400; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 4/30/16 to 9/1/47, valued at $3,520,381 including accrued interest)	$3,451,354
3,451,354	Repurchase agreement dated 7/31/15 with Credit Agricole CIB, 0.15%, due 8/3/15, proceeds $3,451,397; (collateralized by various U.S. government and agency obligations, 0.00% to 6.00%, due 5/1/25 to 5/1/45, valued at $3,520,381 including accrued interest)	3,451,354
3,451,354	Repurchase agreement dated 7/31/15 with HSBC Securities USA, Inc., 0.14%, due 8/3/15, proceeds $3,451,394; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 8/1/22 to 8/1/48, valued at $3,520,384 including accrued interest)	3,451,354
3,451,354	Repurchase agreement dated 7/31/15 with Mizuho Securities USA, Inc., 0.19%, due 8/3/15, proceeds $3,451,409; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 6/13/16 to 7/1/43, valued at $3,520,381 including accrued interest)	3,451,354
726,537	Repurchase agreement dated 7/31/15 with Royal Bank of Scotland Plc, 0.15%, due 8/3/15, proceeds $726,546; (collateralized by various U.S. government and agency obligations, 0.09% to 3.63%, due 9/30/15 to 2/15/44, valued at $741,068 including accrued interest)	726,537
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $14,531,953)		14,531,953
Total Investments: 105.1% (Cost: $308,250,489)		300,304,240
Liabilities in excess of other assets: (5.1)%		(14,599,857)
NET ASSETS: 100.0%		$285,704,383

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $14,203,722.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	4.6%	$13,262,698
Communications	17.5	49,900,107
Consumer, Non-cyclical	10.8	30,740,024
Energy	3.9	11,068,105
Government	0.5	1,534,448
Industrial	3.0	8,533,054
Real Estate Investment Trusts	33.4	95,375,425
Reinsurance	4.2	12,155,092
Technology	0.9	2,591,222
Utilities	21.0	60,067,608
Money Market Fund	0.2	544,504
	100.0%	$285,772,287

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$285,227,783	$—	$—	$285,227,783
Money Market Fund	544,504	—	—	544,504
Repurchase Agreements	—	14,531,953	—	14,531,953
Total	$285,772,287	$14,531,953	$—	$300,304,240

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended July 31, 2015.

See Notes to Schedules of Investments

TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2015 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 95.5%
Basic Materials: 2.3%
	Alcoa, Inc.
$40,000	5.13%, 07/01/24 (c)	$40,400
34,000	5.90%, 02/01/27	34,942
17,000	Ashland, Inc. 4.75%, 05/15/22 (c)	17,213
17,000	Hexion US Finance Corp. 6.63%, 09/24/15 (c)	15,661
		108,216
Communications: 23.9%
17,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	17,999
40,000	Avaya, Inc. 10.50%, 03/01/17 (c) 144A	32,700
27,000	Cablevision Systems Corp. 8.63%, 09/15/17	29,734
	CCO Holdings LLC
27,000	5.75%, 07/15/18 (c) †	27,557
54,000	6.50%, 09/24/15 (c)	56,565
67,000	CenturyLink, Inc. 5.80%, 03/15/22	65,325
27,000	Cequel Communications Holdings I LLC 6.38%, 09/15/15 (c) 144A	27,304
27,000	Clear Channel Communications, Inc. 9.00%, 09/24/15 (c)	26,055
27,000	Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/17 (c)	28,249
27,000	Crown Castle International Corp. 5.25%, 01/15/23	28,384
100,000	DISH DBS Corp. 5.88%, 07/15/22	99,750
27,000	Equinix, Inc. 5.38%, 04/01/18 (c)	27,402
34,000	Frontier Communications Corp. 8.25%, 04/15/17	36,677
34,000	8.50%, 04/15/20	35,275
40,000	Gannett Co, Inc. 6.38%, 10/15/18 (c)	42,400
30,000	Hughes Satellite Systems Corp. 6.50%, 06/15/19	33,034
54,000	Level 3 Financing, Inc. 5.38%, 08/15/17 (c)	54,742
34,000	Netflix, Inc. 5.88%, 02/15/25 144A	35,870
34,000	Nielsen Finance LLC 4.50%, 10/01/16 (c)	34,807
27,000	Sirius XM Radio, Inc. 4.63%, 05/15/18 (c) 144A	26,089
67,000	Sprint Corp. 7.88%, 09/15/23	64,404
	Sprint Nextel Corp.
67,000	8.38%, 08/15/17	71,020
47,000	9.13%, 03/01/17	49,879
50,000	T-Mobile USA, Inc. 6.25%, 04/01/17 (c)	52,500
67,000	6.63%, 04/01/18 (c)	71,522
27,000	Univision Communications, Inc. 8.50%, 11/15/15 (c) 144A	28,569
27,000	Windstream Corp. 7.88%, 11/01/17	27,439
		1,131,251
Consumer, Cyclical: 9.8%
27,000	Caesars Entertainment Operating Co., Inc. 11.25%, 09/24/15 (c) (d) †	22,410
34,000	Chrysler Group LLC 8.25%, 06/15/16 (c)	36,932
34,000	Dollar Tree, Inc. 5.75%, 03/01/18 (c) 144A	36,040
40,000	GLP Capital LP 4.88%, 08/01/20 (c)	41,450
40,000	HD Supply, Inc. 7.50%, 10/15/16 (c)	42,900
30,000	Lennar Corp. 4.50%, 08/15/19 (c)	31,163
27,000	Ltd Brands, Inc. 6.63%, 04/01/21	30,493
50,000	MGM Resorts International 6.63%, 12/15/21	53,062
17,000	Rite Aid Corp. 6.75%, 06/15/16 (c) †	18,105
50,000	Scientific Games International, Inc. 7.00%, 01/01/18 (c) 144A	52,062
27,000	The Goodyear Tire & Rubber Co. 6.50%, 03/01/16 (c)	28,688
34,000	Wynn Las Vegas LLC 4.25%, 02/28/23 (c) 144A	31,365
40,000	ZF North America Capital, Inc. 4.75%, 04/29/25 144A	39,250
		463,920
Consumer, Non-cyclical: 15.6%
47,000	ADT Corp. 3.50%, 07/15/22	43,269
40,000	CHS 6.88%, 02/01/18 (c)	42,900
40,000	Community Health Systems, Inc. 8.00%, 11/15/15 (c)	42,150
34,000	Constellation Brands, Inc. 4.25%, 05/01/23	34,085
50,000	DaVita HealthCare Partners, Inc. 5.00%, 05/01/20 (c)	49,562
27,000	Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/19 144A	29,599
110,000	HCA, Inc. 6.50%, 02/15/20	123,269
14,000	JBS USA LLC 8.25%, 09/24/15 (c) 144A	14,910
40,000	Kinetic Concepts, Inc. 10.50%, 11/01/15 (c)	42,650
17,000	Post Holdings, Inc. 6.75%, 12/01/17 (c) 144A	17,170
74,000	Reynolds Group Issuer, Inc. 5.75%, 10/15/15 (c)	76,775
34,000	Spectrum Brands, Inc. 5.75%, 07/15/20 (c) 144A	35,183
67,000	Tenet Healthcare Corp. 4.75%, 06/01/20	69,303
27,000	The Hertz Corp. 7.38%, 01/15/16 (c)	28,283
54,000	United Rentals North America, Inc. 7.63%, 04/15/17 (c)	58,927
27,000	Valeant Pharmaceuticals International 6.38%, 10/15/16 (c) 144A	28,519
		736,554
Energy: 13.0%
40,000	Antero Resources Corp. 5.13%, 06/01/17 (c)	38,000
27,000	California Resources Corp. 6.00%, 08/15/24 (c) †	21,938
44,000	Chesapeake Energy Corp. 5.75%, 03/15/23 †	37,400
34,000	Concho Resources, Inc. 5.50%, 10/01/17 (c)	34,170
20,000	CONSOL Energy, Inc. 5.88%, 04/15/17 (c)	15,638
34,000	Denbury Resources, Inc. 5.50%, 05/01/17 (c)	27,115
20,000	Energy Transfer Equity LP 7.50%, 10/15/20	22,500
30,000	Energy XXI Gulf Coast, Inc. 11.00%, 09/15/17 (c) 144A	22,725
40,000	EP Energy LLC 9.38%, 05/01/16 (c)	41,500
34,000	Halcon Resources Corp. 8.88%, 11/15/16 (c)	17,850
41,000	Linn Energy LLC 8.63%, 09/24/15 (c)	25,420
47,000	MarkWest Energy Partners LP 4.50%, 04/15/23 (c)	45,942
20,000	Newfield Exploration Co. 5.63%, 07/01/24	19,700
17,000	NGPL Pipeco LLC 7.12%, 12/15/17 144A	17,085
34,000	Noble Energy, Inc. 5.63%, 05/01/17 (c)	36,077
27,000	Peabody Energy Corp. 6.00%, 11/15/18	9,990
34,000	QEP Resources, Inc. 6.88%, 03/01/21	34,340
20,000	Range Resources Corp. 5.00%, 02/15/17 (c)	19,600
14,000	Rockies Express Pipeline 6.88%, 04/15/40 144A	14,595
51,000	Sabine Pass Liquefaction LLC 5.63%, 11/01/20 (c)	52,275
14,000	SandRidge Energy, Inc. 8.13%, 04/15/17 (c)	4,270
40,000	Tesoro Logistics LP 6.13%, 10/15/16 (c)	41,900
17,000	Whiting Petroleum Corp. 5.00%, 12/15/18 (c)	16,405
		616,435
Financial: 17.5%
94,000	Ally Financial, Inc. 8.00%, 11/01/31	112,682
40,000	ARC Properties Operating Partnership LP 3.00%, 01/06/19 (c)	38,335
	Bank of America Corp.
34,000	5.20%, 06/01/23 (c)	32,079
77,000	8.00%, 01/30/18 (c)	81,562
	CIT Group, Inc.
44,000	4.25%, 08/15/17	45,100
51,000	5.50%, 02/15/19 144A	54,060
50,000	Citigroup, Inc. 6.30%, 05/15/24 (c)	49,062
67,000	First Data Corp. 12.63%, 01/15/16 (c)	77,720
34,000	Genworth Financial, Inc. 6.15%, 11/15/16 (c)	20,315
40,000	Goldman Sachs Group, Inc. 5.38%, 05/10/20 (c)	39,810
34,000	Icahn Enterprises LP 6.00%, 02/01/17 (c)	35,912
51,000	International Lease Finance Corp. 8.75%, 03/15/17	55,749
40,000	Morgan Stanley 5.55%, 07/15/20 (c)	39,850
54,000	Navient Corp. 5.88%, 03/25/21	50,760
	SLM Corp.
34,000	5.50%, 01/25/23	29,835
34,000	8.45%, 06/15/18	36,805
27,000	Springleaf Finance Corp. 5.40%, 12/01/15	27,304
		826,940
Industrial: 4.6%
27,000	Ball Corp. 5.00%, 03/15/22	27,795
30,000	Building Materials Corp of America 5.38%, 11/15/19 (c) 144A	30,222
27,000	Case New Holland, Inc. 7.88%, 12/01/17	29,903
34,000	Cemex Finance LLC 9.38%, 10/12/17 (c) 144A	38,197
34,000	Crown Americas LLC 6.25%, 02/01/16 (c)	35,836
27,000	TransDigm, Inc. 5.50%, 10/15/15 (c)	27,097
30,000	XPO Logistics, Inc. 6.50%, 06/15/18 (c) 144A	29,588
		218,638
Technology: 3.4%
27,000	Activision Blizzard, Inc. 5.63%, 09/15/16 (c) 144A	28,418
30,000	Audatex North America, Inc. 6.00%, 06/15/17 (c) 144A	30,750
17,000	BMC Software Finance, Inc. 8.13%, 07/15/16 (c) 144A	12,729
34,000	Micron Technology, Inc. 5.50%, 02/01/25	33,022
34,000	NCR Corp. 6.38%, 12/15/18 (c)	35,955
17,000	SunGard Data Systems, Inc. 7.63%, 11/15/15 (c)	17,893
		158,767
Utilities: 5.4%
34,000	AES Corp. 7.38%, 06/01/21 (c)	37,485
	Calpine Corp.
34,000	5.75%, 10/15/19 (c)	33,277
17,000	6.00%, 11/01/16 (c) 144A	18,063
34,000	Dynegy, Inc. 6.75%, 05/01/17 (c) 144A	35,275
17,000	FirstEnergy Corp. 7.38%, 11/15/31	20,908
40,000	GenOn Energy, Inc. 9.88%, 10/15/15 (c)	40,100
27,000	NRG Energy, Inc. 7.63%, 01/15/18	29,357
40,000	Talen Energy Supply LLC 4.63%, 07/15/16 (c) 144A	39,000
		253,465
Total Corporate Bonds (Cost: $4,651,629)		4,514,186

Number of Shares
MONEY MARKET FUND: 2.4% (Cost: $115,213)
115,213	Dreyfus Government Cash Management Fund	115,213

Total Investments Before Collateral for Securities Loaned: 97.9% (Cost: $4,766,842)		4,629,399

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.2% (Cost: $105,908)
Repurchase Agreement: 2.2%
$105,908	Repurchase agreement dated 7/31/15 with Citigroup Global Markets, Inc., 0.14%, due 8/3/15, proceeds $105,909; (collateralized by various U.S. government and agency obligations, 0.00% to 7.63%, due 8/15/15 to 5/15/45, valued at $108,026 including accrued interest)	105,908

Total Investments: 100.1% (Cost: $4,872,750)		4,735,307
Liabilities in excess of other assets: (0.1)%		(6,156)
NET ASSETS: 100.0%		$4,729,151

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
†	Security fully or partially on loan. Total market value of securities on loan is $101,651.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $805,337, or 17.0% of net assets.

At July 31, 2015, the Fund held the following open futures contracts:

	Number of Contracts	Expiration Date	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 5 Year Note	40	September 2015	$(6,336)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	2.4%	$108,216
Communications	24.4	1,131,251
Consumer, Cyclical	10.0	463,920
Consumer, Non-cyclical	15.9	736,554
Energy	13.3	616,435
Financial	17.9	826,940
Industrial	4.7	218,638
Technology	3.4	158,767
Utilities	5.5	253,465
Money Market Fund	2.5	115,213
	100.0%	$4,629,399

The summary of inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$4,514,186	$—	$4,514,186
Money Market Fund	115,213	—	—	115,213
Repurchase Agreement	—	105,908	—	105,908
Total	$115,213	$4,620,094	$—	$4,735,307

Other Financial Instruments: Futures Contracts	$(6,336)	$—	$—	$(6,336)

* See Schedule of Investments for security type and industry sector breakouts.

.There were no transfers between levels during the period ended July 31, 2015.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2015 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Other–As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Income Taxes–As of July 31, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$98,497,518	$336,518	$(10,733,665)	$(10,397,147)
ChinaAMC China Bond	28,366,165	304,188	(22,181)	282,007
Emerging Markets Aggregate	18,972,773	297,265	(2,027,103)	(1,729,838)
Emerging Markets High Yield	492,926,623	5,207,432	(23,247,764)	(18,040,332)
Emerging Markets Local Currency	1,462,770,706	448,966	(238,450,574)	(238,001,608)
Fallen Angel	42,772,644	635,452	(788,522)	(153,070)
International High Yield	168,988,455	1,485,376	(14,409,174)	(12,923,798)
Investment Grade	90,544,237	116,032	(193,271)	(77,239)
Mortgage REIT	141,361,526	1,101,358	(22,276,519)	(21,175,161)
Preferred Securities	307,468,463	4,997,092	(12,161,315)	(7,164,223)
Treasury-Hedged	4,872,750	41,069	(178,512)	(137,443)

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: September 28, 2015

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: September 28, 2015